UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Fund Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Apple, Inc.	5.4
Microsoft Corp.	4.5
JPMorgan Chase & Co.	4.1
Alphabet, Inc. Class A	3.9
Bank of America Corp.	3.5
Facebook, Inc. Class A	3.0
Amazon.com, Inc.	3.0
UnitedHealth Group, Inc.	2.5
Citigroup, Inc.	2.5
Amgen, Inc.	2.3
34.7

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Information Technology	28.9
Health Care	19.1
Financials	17.8
Consumer Discretionary	9.6
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2017 *
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 2.8%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.6%
Aptiv PLC	322,000	$27,315
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	102,000	19,274
Vail Resorts, Inc.	47,975	10,193
Wyndham Worldwide Corp.	509,900	59,082
		88,549
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	116,395	136,120
Priceline Group, Inc. (a)	27,300	47,440
		183,560
Media - 0.9%
Comcast Corp. Class A	1,100,000	44,055
Specialty Retail - 2.2%
Home Depot, Inc.	389,000	73,727
Lowe's Companies, Inc.	287,618	26,731
		100,458

TOTAL CONSUMER DISCRETIONARY		443,937

CONSUMER STAPLES - 6.7%
Beverages - 1.2%
PepsiCo, Inc.	475,054	56,968
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	243,285	45,280
Wal-Mart Stores, Inc.	770,000	76,038
		121,318
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	192,300	24,468
Unilever NV (Certificaten Van Aandelen) (Bearer)	500,000	28,152
		52,620
Tobacco - 1.7%
British American Tobacco PLC:
(United Kingdom)	60,000	4,065
sponsored ADR	131,500	8,809
Philip Morris International, Inc.	597,400	63,115
		75,989

TOTAL CONSUMER STAPLES		306,895

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
ConocoPhillips Co.	748,100	41,063
Kinder Morgan, Inc.	64,200	1,160
Phillips 66 Co.	233,000	23,568
Teekay LNG Partners LP	1,000,001	20,150
Valero Energy Corp.	417,000	38,326
		124,267
FINANCIALS - 17.8%
Banks - 12.2%
Bank of America Corp.	5,420,000	159,998
Citigroup, Inc.	1,555,000	115,708
JPMorgan Chase & Co.	1,748,900	187,027
SunTrust Banks, Inc.	1,241,300	80,176
Wells Fargo & Co.	330,000	20,021
		562,930
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	14,800	3,770
MSCI, Inc.	250,000	31,635
S&P Global, Inc.	291,200	49,329
		84,734
Insurance - 3.8%
AFLAC, Inc.	840,037	73,738
Allstate Corp.	660,000	69,109
Marsh & McLennan Companies, Inc.	375,000	30,521
		173,368

TOTAL FINANCIALS		821,032

HEALTH CARE - 19.1%
Biotechnology - 5.9%
AbbVie, Inc.	765,000	73,983
Amgen, Inc.	601,000	104,514
Celgene Corp. (a)	373,044	38,931
Gilead Sciences, Inc.	689,000	49,360
Vertex Pharmaceuticals, Inc. (a)	28,000	4,196
		270,984
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	495,000	31,997
Becton, Dickinson & Co.	235,438	50,398
Boston Scientific Corp. (a)	1,110,221	27,522
Danaher Corp.	590,000	54,764
		164,681
Health Care Providers & Services - 6.4%
Cigna Corp.	401,000	81,439
Henry Schein, Inc. (a)	65,000	4,542
Humana, Inc.	244,800	60,728
McKesson Corp.	201,608	31,441
UnitedHealth Group, Inc.	534,100	117,748
		295,898
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	627,000	41,990
Waters Corp. (a)	120,571	23,293
		65,283
Pharmaceuticals - 1.8%
Johnson & Johnson	597,300	83,455

TOTAL HEALTH CARE		880,301

INDUSTRIALS - 8.0%
Aerospace & Defense - 4.7%
Huntington Ingalls Industries, Inc.	236,943	55,847
Northrop Grumman Corp.	225,000	69,055
Raytheon Co.	500,000	93,925
		218,827
Airlines - 0.2%
Southwest Airlines Co.	110,000	7,200
Building Products - 0.9%
A.O. Smith Corp.	119,401	7,317
Masco Corp.	750,000	32,955
		40,272
Electrical Equipment - 0.7%
Fortive Corp.	451,600	32,673
Industrial Conglomerates - 1.4%
3M Co.	278,000	65,433
Machinery - 0.1%
Caterpillar, Inc.	18,100	2,852

TOTAL INDUSTRIALS		367,257

INFORMATION TECHNOLOGY - 28.9%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	826,000	72,523
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	110,094	7,161
Alphabet, Inc.:
Class A (a)	172,500	181,712
Class C (a)	26,027	27,235
Facebook, Inc. Class A (a)	779,800	137,604
		353,712
IT Services - 2.7%
MasterCard, Inc. Class A	368,000	55,700
Visa, Inc. Class A	630,000	71,833
		127,533
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	828,000	42,327
Broadcom Ltd.	71,100	18,266
KLA-Tencor Corp.	163,080	17,135
Lam Research Corp.	151,738	27,930
Qualcomm, Inc.	140,000	8,963
Texas Instruments, Inc.	575,000	60,053
		174,674
Software - 7.7%
Adobe Systems, Inc. (a)	290,000	50,820
Check Point Software Technologies Ltd. (a)	276,000	28,599
Citrix Systems, Inc. (a)	370,000	32,560
Electronic Arts, Inc. (a)	360,000	37,822
Microsoft Corp.	2,385,000	204,013
		353,814
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,476,701	249,902

TOTAL INFORMATION TECHNOLOGY		1,332,158

MATERIALS - 2.5%
Chemicals - 2.5%
DowDuPont, Inc.	661,701	47,126
Monsanto Co.	380,000	44,376
The Chemours Co. LLC	500,000	25,030
		116,532
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	244,100	34,826
Equinix, Inc.	17,700	8,022
		42,848
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	450,000	28,580
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	334,611	52,263
TOTAL COMMON STOCKS
(Cost $3,037,400)		4,516,070

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.36% (b)
(Cost $107,610)	107,588,624	107,610
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,145,010)		4,623,680
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(13,621)
NET ASSETS - 100%		$4,610,059

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$631
Fidelity Securities Lending Cash Central Fund	5
Total	$636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$443,937	$443,937	$--	$--
Consumer Staples	306,895	278,743	28,152	--
Energy	124,267	124,267	--	--
Financials	821,032	821,032	--	--
Health Care	880,301	880,301	--	--
Industrials	367,257	367,257	--	--
Information Technology	1,332,158	1,332,158	--	--
Materials	116,532	116,532	--	--
Real Estate	42,848	42,848	--	--
Telecommunication Services	28,580	28,580	--	--
Utilities	52,263	52,263	--	--
Money Market Funds	107,610	107,610	--	--
Total Investments in Securities:	$4,623,680	$4,595,528	$28,152	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,037,400)	$4,516,070
Fidelity Central Funds (cost $107,610)	107,610
Total Investment in Securities (cost $3,145,010)		$4,623,680
Receivable for investments sold		11,425
Receivable for fund shares sold		845
Dividends receivable		2,775
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		8
Other receivables		203
Total assets		4,639,044
Liabilities
Payable to custodian bank	$415
Payable for investments purchased	8,425
Payable for fund shares redeemed	18,030
Accrued management fee	1,284
Other affiliated payables	591
Other payables and accrued expenses	240
Total liabilities		28,985
Net Assets		$4,610,059
Net Assets consist of:
Paid in capital		$3,079,424
Distributions in excess of net investment income		(2,826)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,802
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,478,659
Net Assets		$4,610,059
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($4,155,673 ÷ 91,869 shares)		$45.23
Class K:
Net Asset Value, offering price and redemption price per share ($454,386 ÷ 10,050 shares)		$45.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$32,939
Interest		12
Income from Fidelity Central Funds		636
Total income		33,587
Expenses
Management fee	$7,581
Transfer agent fees	2,983
Accounting and security lending fees	532
Custodian fees and expenses	38
Independent trustees' fees and expenses	9
Appreciation in deferred trustee compensation account	1
Registration fees	23
Audit	41
Legal	11
Miscellaneous	14
Total expenses before reductions	11,233
Expense reductions	(55)	11,178
Net investment income (loss)		22,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,724
Foreign currency transactions	5
Futures contracts	3,143
Total net realized gain (loss)		147,872
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	403,053
Assets and liabilities in foreign currencies	9
Futures contracts	389
Total change in net unrealized appreciation (depreciation)		403,451
Net gain (loss)		551,323
Net increase (decrease) in net assets resulting from operations		$573,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,409	$46,426
Net realized gain (loss)	147,872	514,093
Change in net unrealized appreciation (depreciation)	403,451	31,250
Net increase (decrease) in net assets resulting from operations	573,732	591,769
Distributions to shareholders from net investment income	(45,244)	(45,768)
Distributions to shareholders from net realized gain	(472,239)	(254,005)
Total distributions	(517,483)	(299,773)
Share transactions - net increase (decrease)	107,174	(302,961)
Total increase (decrease) in net assets	163,423	(10,965)
Net Assets
Beginning of period	4,446,636	4,457,601
End of period	$4,610,059	$4,446,636
Other Information
Undistributed net investment income end of period	$–	$20,009
Distributions in excess of net investment income end of period	$(2,826)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.92	$42.04	$44.69	$45.42	$39.77	$34.51
Income from Investment Operations
Net investment income (loss)A	.22	.44	.38	.34	.35	.44
Net realized and unrealized gain (loss)	5.34	5.33	(.73)	3.91	8.61	5.31
Total from investment operations	5.56	5.77	(.35)	4.25	8.96	5.75
Distributions from net investment income	(.45)	(.44)	(.31)	(.30)	(.32)	(.49)
Distributions from net realized gain	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)	–
Total distributions	(5.25)	(2.89)	(2.30)	(4.98)	(3.31)B	(.49)
Net asset value, end of period	$45.23	$44.92	$42.04	$44.69	$45.42	$39.77
Total ReturnC,D	13.43%	14.34%	(.83)%	10.52%	23.70%	16.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.52%	.52%	.52%	.53%	.56%
Expenses net of fee waivers, if any	.50%G	.52%	.52%	.52%	.53%	.56%
Expenses net of all reductions	.50%G	.51%	.52%	.52%	.53%	.55%
Net investment income (loss)	.97%G	1.04%	.91%	.79%	.82%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$4,156	$3,884	$3,762	$4,143	$4,811	$4,451
Portfolio turnover rateH	28%G	82%	67%	59%I	93%	113%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.92	$42.04	$44.69	$45.42	$39.78	$34.52
Income from Investment Operations
Net investment income (loss)A	.24	.49	.42	.39	.40	.49
Net realized and unrealized gain (loss)	5.34	5.32	(.72)	3.91	8.60	5.31
Total from investment operations	5.58	5.81	(.30)	4.30	9.00	5.80
Distributions from net investment income	(.49)	(.48)	(.36)	(.35)	(.38)	(.54)
Distributions from net realized gain	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)	–
Total distributions	(5.29)	(2.93)	(2.35)	(5.03)	(3.36)	(.54)
Net asset value, end of period	$45.21	$44.92	$42.04	$44.69	$45.42	$39.78
Total ReturnB,C	13.49%	14.46%	(.72)%	10.65%	23.83%	17.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	.41%	.41%	.41%	.41%	.42%
Expenses net of fee waivers, if any	.41%F	.41%	.41%	.41%	.41%	.42%
Expenses net of all reductions	.41%F	.41%	.41%	.41%	.41%	.41%
Net investment income (loss)	1.07%F	1.14%	1.02%	.90%	.94%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$454	$563	$696	$952	$1,119	$994
Portfolio turnover rateG	28%F	82%	67%	59%H	93%	113%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,492,945
Gross unrealized depreciation	(18,524)
Net unrealized appreciation (depreciation)	$1,474,421
Tax cost	$3,149,259

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,589 and $1,000,537, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,860.14
Class K	123.05
	$2,983

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Fidelity Fund	$39,636	$38,394
Class K	5,608	7,374
Total	$45,244	$45,768
From net realized gain
Fidelity Fund	$414,639	$216,202
Class K	57,600	37,803
Total	$472,239	$254,005

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Fidelity Fund
Shares sold	1,047	2,301	$46,694	$98,348
Reinvestment of distributions	9,897	5,609	419,088	234,849
Shares redeemed	(5,534)	(10,936)	(246,186)	(466,956)
Net increase (decrease)	5,410	(3,026)	$219,596	$(133,759)
Class K
Shares sold	550	1,298	$24,555	$55,407
Reinvestment of distributions	1,498	1,079	63,208	45,177
Shares redeemed	(4,527)	(6,399)	(200,185)	(269,786)
Net increase (decrease)	(2,479)	(4,022)	$(112,422)	$(169,202)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Fidelity Fund	.50%
Actual		$1,000.00	$1,134.30	$2.69
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class K	.41%
Actual		$1,000.00	$1,134.90	$2.21
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown. The Board noted that there were portfolio management changes for the fund in April 2017 and June 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FID-SANN-0218
1.540016.120

Fidelity® Fund Class K Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Apple, Inc.	5.4
Microsoft Corp.	4.5
JPMorgan Chase & Co.	4.1
Alphabet, Inc. Class A	3.9
Bank of America Corp.	3.5
Facebook, Inc. Class A	3.0
Amazon.com, Inc.	3.0
UnitedHealth Group, Inc.	2.5
Citigroup, Inc.	2.5
Amgen, Inc.	2.3
34.7

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Information Technology	28.9
Health Care	19.1
Financials	17.8
Consumer Discretionary	9.6
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2017 *
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 2.8%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.6%
Aptiv PLC	322,000	$27,315
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	102,000	19,274
Vail Resorts, Inc.	47,975	10,193
Wyndham Worldwide Corp.	509,900	59,082
		88,549
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	116,395	136,120
Priceline Group, Inc. (a)	27,300	47,440
		183,560
Media - 0.9%
Comcast Corp. Class A	1,100,000	44,055
Specialty Retail - 2.2%
Home Depot, Inc.	389,000	73,727
Lowe's Companies, Inc.	287,618	26,731
		100,458

TOTAL CONSUMER DISCRETIONARY		443,937

CONSUMER STAPLES - 6.7%
Beverages - 1.2%
PepsiCo, Inc.	475,054	56,968
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	243,285	45,280
Wal-Mart Stores, Inc.	770,000	76,038
		121,318
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	192,300	24,468
Unilever NV (Certificaten Van Aandelen) (Bearer)	500,000	28,152
		52,620
Tobacco - 1.7%
British American Tobacco PLC:
(United Kingdom)	60,000	4,065
sponsored ADR	131,500	8,809
Philip Morris International, Inc.	597,400	63,115
		75,989

TOTAL CONSUMER STAPLES		306,895

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
ConocoPhillips Co.	748,100	41,063
Kinder Morgan, Inc.	64,200	1,160
Phillips 66 Co.	233,000	23,568
Teekay LNG Partners LP	1,000,001	20,150
Valero Energy Corp.	417,000	38,326
		124,267
FINANCIALS - 17.8%
Banks - 12.2%
Bank of America Corp.	5,420,000	159,998
Citigroup, Inc.	1,555,000	115,708
JPMorgan Chase & Co.	1,748,900	187,027
SunTrust Banks, Inc.	1,241,300	80,176
Wells Fargo & Co.	330,000	20,021
		562,930
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	14,800	3,770
MSCI, Inc.	250,000	31,635
S&P Global, Inc.	291,200	49,329
		84,734
Insurance - 3.8%
AFLAC, Inc.	840,037	73,738
Allstate Corp.	660,000	69,109
Marsh & McLennan Companies, Inc.	375,000	30,521
		173,368

TOTAL FINANCIALS		821,032

HEALTH CARE - 19.1%
Biotechnology - 5.9%
AbbVie, Inc.	765,000	73,983
Amgen, Inc.	601,000	104,514
Celgene Corp. (a)	373,044	38,931
Gilead Sciences, Inc.	689,000	49,360
Vertex Pharmaceuticals, Inc. (a)	28,000	4,196
		270,984
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	495,000	31,997
Becton, Dickinson & Co.	235,438	50,398
Boston Scientific Corp. (a)	1,110,221	27,522
Danaher Corp.	590,000	54,764
		164,681
Health Care Providers & Services - 6.4%
Cigna Corp.	401,000	81,439
Henry Schein, Inc. (a)	65,000	4,542
Humana, Inc.	244,800	60,728
McKesson Corp.	201,608	31,441
UnitedHealth Group, Inc.	534,100	117,748
		295,898
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	627,000	41,990
Waters Corp. (a)	120,571	23,293
		65,283
Pharmaceuticals - 1.8%
Johnson & Johnson	597,300	83,455

TOTAL HEALTH CARE		880,301

INDUSTRIALS - 8.0%
Aerospace & Defense - 4.7%
Huntington Ingalls Industries, Inc.	236,943	55,847
Northrop Grumman Corp.	225,000	69,055
Raytheon Co.	500,000	93,925
		218,827
Airlines - 0.2%
Southwest Airlines Co.	110,000	7,200
Building Products - 0.9%
A.O. Smith Corp.	119,401	7,317
Masco Corp.	750,000	32,955
		40,272
Electrical Equipment - 0.7%
Fortive Corp.	451,600	32,673
Industrial Conglomerates - 1.4%
3M Co.	278,000	65,433
Machinery - 0.1%
Caterpillar, Inc.	18,100	2,852

TOTAL INDUSTRIALS		367,257

INFORMATION TECHNOLOGY - 28.9%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	826,000	72,523
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	110,094	7,161
Alphabet, Inc.:
Class A (a)	172,500	181,712
Class C (a)	26,027	27,235
Facebook, Inc. Class A (a)	779,800	137,604
		353,712
IT Services - 2.7%
MasterCard, Inc. Class A	368,000	55,700
Visa, Inc. Class A	630,000	71,833
		127,533
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	828,000	42,327
Broadcom Ltd.	71,100	18,266
KLA-Tencor Corp.	163,080	17,135
Lam Research Corp.	151,738	27,930
Qualcomm, Inc.	140,000	8,963
Texas Instruments, Inc.	575,000	60,053
		174,674
Software - 7.7%
Adobe Systems, Inc. (a)	290,000	50,820
Check Point Software Technologies Ltd. (a)	276,000	28,599
Citrix Systems, Inc. (a)	370,000	32,560
Electronic Arts, Inc. (a)	360,000	37,822
Microsoft Corp.	2,385,000	204,013
		353,814
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,476,701	249,902

TOTAL INFORMATION TECHNOLOGY		1,332,158

MATERIALS - 2.5%
Chemicals - 2.5%
DowDuPont, Inc.	661,701	47,126
Monsanto Co.	380,000	44,376
The Chemours Co. LLC	500,000	25,030
		116,532
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	244,100	34,826
Equinix, Inc.	17,700	8,022
		42,848
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	450,000	28,580
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	334,611	52,263
TOTAL COMMON STOCKS
(Cost $3,037,400)		4,516,070

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.36% (b)
(Cost $107,610)	107,588,624	107,610
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,145,010)		4,623,680
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(13,621)
NET ASSETS - 100%		$4,610,059

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$631
Fidelity Securities Lending Cash Central Fund	5
Total	$636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$443,937	$443,937	$--	$--
Consumer Staples	306,895	278,743	28,152	--
Energy	124,267	124,267	--	--
Financials	821,032	821,032	--	--
Health Care	880,301	880,301	--	--
Industrials	367,257	367,257	--	--
Information Technology	1,332,158	1,332,158	--	--
Materials	116,532	116,532	--	--
Real Estate	42,848	42,848	--	--
Telecommunication Services	28,580	28,580	--	--
Utilities	52,263	52,263	--	--
Money Market Funds	107,610	107,610	--	--
Total Investments in Securities:	$4,623,680	$4,595,528	$28,152	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,037,400)	$4,516,070
Fidelity Central Funds (cost $107,610)	107,610
Total Investment in Securities (cost $3,145,010)		$4,623,680
Receivable for investments sold		11,425
Receivable for fund shares sold		845
Dividends receivable		2,775
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		8
Other receivables		203
Total assets		4,639,044
Liabilities
Payable to custodian bank	$415
Payable for investments purchased	8,425
Payable for fund shares redeemed	18,030
Accrued management fee	1,284
Other affiliated payables	591
Other payables and accrued expenses	240
Total liabilities		28,985
Net Assets		$4,610,059
Net Assets consist of:
Paid in capital		$3,079,424
Distributions in excess of net investment income		(2,826)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,802
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,478,659
Net Assets		$4,610,059
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($4,155,673 ÷ 91,869 shares)		$45.23
Class K:
Net Asset Value, offering price and redemption price per share ($454,386 ÷ 10,050 shares)		$45.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$32,939
Interest		12
Income from Fidelity Central Funds		636
Total income		33,587
Expenses
Management fee	$7,581
Transfer agent fees	2,983
Accounting and security lending fees	532
Custodian fees and expenses	38
Independent trustees' fees and expenses	9
Appreciation in deferred trustee compensation account	1
Registration fees	23
Audit	41
Legal	11
Miscellaneous	14
Total expenses before reductions	11,233
Expense reductions	(55)	11,178
Net investment income (loss)		22,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,724
Foreign currency transactions	5
Futures contracts	3,143
Total net realized gain (loss)		147,872
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	403,053
Assets and liabilities in foreign currencies	9
Futures contracts	389
Total change in net unrealized appreciation (depreciation)		403,451
Net gain (loss)		551,323
Net increase (decrease) in net assets resulting from operations		$573,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,409	$46,426
Net realized gain (loss)	147,872	514,093
Change in net unrealized appreciation (depreciation)	403,451	31,250
Net increase (decrease) in net assets resulting from operations	573,732	591,769
Distributions to shareholders from net investment income	(45,244)	(45,768)
Distributions to shareholders from net realized gain	(472,239)	(254,005)
Total distributions	(517,483)	(299,773)
Share transactions - net increase (decrease)	107,174	(302,961)
Total increase (decrease) in net assets	163,423	(10,965)
Net Assets
Beginning of period	4,446,636	4,457,601
End of period	$4,610,059	$4,446,636
Other Information
Undistributed net investment income end of period	$–	$20,009
Distributions in excess of net investment income end of period	$(2,826)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.92	$42.04	$44.69	$45.42	$39.77	$34.51
Income from Investment Operations
Net investment income (loss)A	.22	.44	.38	.34	.35	.44
Net realized and unrealized gain (loss)	5.34	5.33	(.73)	3.91	8.61	5.31
Total from investment operations	5.56	5.77	(.35)	4.25	8.96	5.75
Distributions from net investment income	(.45)	(.44)	(.31)	(.30)	(.32)	(.49)
Distributions from net realized gain	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)	–
Total distributions	(5.25)	(2.89)	(2.30)	(4.98)	(3.31)B	(.49)
Net asset value, end of period	$45.23	$44.92	$42.04	$44.69	$45.42	$39.77
Total ReturnC,D	13.43%	14.34%	(.83)%	10.52%	23.70%	16.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.52%	.52%	.52%	.53%	.56%
Expenses net of fee waivers, if any	.50%G	.52%	.52%	.52%	.53%	.56%
Expenses net of all reductions	.50%G	.51%	.52%	.52%	.53%	.55%
Net investment income (loss)	.97%G	1.04%	.91%	.79%	.82%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$4,156	$3,884	$3,762	$4,143	$4,811	$4,451
Portfolio turnover rateH	28%G	82%	67%	59%I	93%	113%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.92	$42.04	$44.69	$45.42	$39.78	$34.52
Income from Investment Operations
Net investment income (loss)A	.24	.49	.42	.39	.40	.49
Net realized and unrealized gain (loss)	5.34	5.32	(.72)	3.91	8.60	5.31
Total from investment operations	5.58	5.81	(.30)	4.30	9.00	5.80
Distributions from net investment income	(.49)	(.48)	(.36)	(.35)	(.38)	(.54)
Distributions from net realized gain	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)	–
Total distributions	(5.29)	(2.93)	(2.35)	(5.03)	(3.36)	(.54)
Net asset value, end of period	$45.21	$44.92	$42.04	$44.69	$45.42	$39.78
Total ReturnB,C	13.49%	14.46%	(.72)%	10.65%	23.83%	17.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	.41%	.41%	.41%	.41%	.42%
Expenses net of fee waivers, if any	.41%F	.41%	.41%	.41%	.41%	.42%
Expenses net of all reductions	.41%F	.41%	.41%	.41%	.41%	.41%
Net investment income (loss)	1.07%F	1.14%	1.02%	.90%	.94%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$454	$563	$696	$952	$1,119	$994
Portfolio turnover rateG	28%F	82%	67%	59%H	93%	113%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,492,945
Gross unrealized depreciation	(18,524)
Net unrealized appreciation (depreciation)	$1,474,421
Tax cost	$3,149,259

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,589 and $1,000,537, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,860.14
Class K	123.05
	$2,983

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Fidelity Fund	$39,636	$38,394
Class K	5,608	7,374
Total	$45,244	$45,768
From net realized gain
Fidelity Fund	$414,639	$216,202
Class K	57,600	37,803
Total	$472,239	$254,005

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Fidelity Fund
Shares sold	1,047	2,301	$46,694	$98,348
Reinvestment of distributions	9,897	5,609	419,088	234,849
Shares redeemed	(5,534)	(10,936)	(246,186)	(466,956)
Net increase (decrease)	5,410	(3,026)	$219,596	$(133,759)
Class K
Shares sold	550	1,298	$24,555	$55,407
Reinvestment of distributions	1,498	1,079	63,208	45,177
Shares redeemed	(4,527)	(6,399)	(200,185)	(269,786)
Net increase (decrease)	(2,479)	(4,022)	$(112,422)	$(169,202)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Fidelity Fund	.50%
Actual		$1,000.00	$1,134.30	$2.69
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class K	.41%
Actual		$1,000.00	$1,134.90	$2.21
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown. The Board noted that there were portfolio management changes for the fund in April 2017 and June 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FID-K-SANN-0218
1.863258.109

Fidelity® Growth Discovery Fund Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Alphabet, Inc. Class A	6.6
Microsoft Corp.	5.0
Amazon.com, Inc.	4.7
Home Depot, Inc.	3.1
Charles Schwab Corp.	2.9
Facebook, Inc. Class A	2.9
Apple, Inc.	2.8
Visa, Inc. Class A	2.4
Adobe Systems, Inc.	2.2
JPMorgan Chase & Co.	1.9
34.5

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Information Technology	40.6
Financials	12.0
Consumer Discretionary	11.8
Health Care	10.0
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2017*
Stocks	95.3%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 11.4%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	104,500	$9,356
Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc. Class A	30,100	4,085
Wingstop, Inc.	82,300	3,208
		7,293
Household Durables - 1.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	168,500	1,132
Panasonic Corp.	1,177,300	17,181
		18,313
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	70,100	81,980
Priceline Group, Inc.(a)	1,800	3,128
		85,108
Media - 1.1%
Charter Communications, Inc. Class A (a)	57,200	19,217
China Literature Ltd. (a)(b)	286	3
		19,220
Specialty Retail - 3.1%
Home Depot, Inc.	281,924	53,433
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	2,500	1,179
LVMH Moet Hennessy - Louis Vuitton SA	36,574	10,735
		11,914

TOTAL CONSUMER DISCRETIONARY		204,637

CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	37,700	8,617
Fever-Tree Drinks PLC	40,862	1,256
Kweichow Moutai Co. Ltd. (A Shares)	48,329	5,181
Pernod Ricard SA ADR	133,100	4,210
		19,264
Food Products - 0.5%
Danone SA	106,269	8,904
Hostess Brands, Inc. Class A (a)	28,100	416
		9,320
Household Products - 0.2%
Reckitt Benckiser Group PLC	36,000	3,359
Personal Products - 1.8%
Coty, Inc. Class A	343,500	6,832
Estee Lauder Companies, Inc. Class A	96,200	12,240
Unilever NV (NY Reg.)	223,500	12,588
		31,660
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	173,500	11,623

TOTAL CONSUMER STAPLES		75,226

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	550,000	29,612
Reliance Industries Ltd.	658,270	9,497
		39,109
FINANCIALS - 11.8%
Banks - 5.7%
Bank of America Corp.	673,000	19,867
Citigroup, Inc.	191,000	14,212
First Republic Bank	164,700	14,270
HDFC Bank Ltd.	36,455	1,078
HDFC Bank Ltd. sponsored ADR	33,700	3,426
Home Bancshares, Inc.	149,200	3,469
Huntington Bancshares, Inc.	626,300	9,119
JPMorgan Chase & Co.	301,600	32,253
Metro Bank PLC (a)	25,300	1,224
		98,918
Capital Markets - 6.1%
CBOE Holdings, Inc.	12,348	1,538
Charles Schwab Corp.	994,600	51,093
CME Group, Inc.	180,045	26,296
Goldman Sachs Group, Inc.	18,300	4,662
JMP Group, Inc.	75,200	421
MSCI, Inc.	77,300	9,782
The Blackstone Group LP	383,700	12,286
		106,078

TOTAL FINANCIALS		204,996

HEALTH CARE - 9.9%
Biotechnology - 3.7%
Amgen, Inc.	101,200	17,599
Biogen, Inc. (a)	43,300	13,794
Cytokinetics, Inc. (a)	90,471	737
Insmed, Inc. (a)	343,378	10,707
Samsung Biologics Co. Ltd. (a)(b)	1,076	374
TESARO, Inc. (a)	59,500	4,931
Vertex Pharmaceuticals, Inc. (a)	103,593	15,524
		63,666
Health Care Equipment & Supplies - 4.3%
Becton, Dickinson & Co.	54,600	11,688
Boston Scientific Corp. (a)	747,300	18,526
Danaher Corp.	157,955	14,661
Intuitive Surgical, Inc. (a)	61,900	22,590
ResMed, Inc.	54,000	4,573
Sartorius Stedim Biotech	27,000	1,953
		73,991
Health Care Providers & Services - 0.2%
National Vision Holdings, Inc.	5,600	227
OptiNose, Inc.	7,100	134
UnitedHealth Group, Inc.	18,900	4,167
		4,528
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	28,500	1,575
Pharmaceuticals - 1.6%
Allergan PLC	29,200	4,777
Astellas Pharma, Inc.	319,400	4,057
Johnson & Johnson	117,200	16,375
Mallinckrodt PLC (a)	117,600	2,653
		27,862

TOTAL HEALTH CARE		171,622

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (a)(c)	78,339	2,076
TransDigm Group, Inc.	18,427	5,060
		7,136
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	143,200	6,185
Prosegur Compania de Seguridad SA (Reg.)	445,500	3,501
		9,686
Electrical Equipment - 2.4%
AMETEK, Inc.	237,100	17,183
Fortive Corp.	257,327	18,618
Nidec Corp.	40,100	5,627
		41,428
Industrial Conglomerates - 2.0%
3M Co.	117,300	27,609
Roper Technologies, Inc.	27,314	7,074
		34,683
Machinery - 1.2%
Allison Transmission Holdings, Inc.	456,800	19,674
Rational AG	2,000	1,289
		20,963
Professional Services - 1.4%
IHS Markit Ltd. (a)	206,900	9,342
Robert Half International, Inc.	95,600	5,310
TransUnion Holding Co., Inc. (a)	174,700	9,602
		24,254

TOTAL INDUSTRIALS		138,150

INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 0.1%
CDW Corp.	30,900	2,147
Internet Software & Services - 15.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	134,700	23,226
Alphabet, Inc. Class A (a)	108,952	114,769
CommerceHub, Inc.:
Series A (a)	76,970	1,693
Series C (a)	155,840	3,209
Facebook, Inc. Class A (a)	281,291	49,637
GoDaddy, Inc. (a)	182,400	9,171
NetEase, Inc. ADR	15,000	5,176
Shopify, Inc. Class A (a)	22,500	2,275
Stamps.com, Inc. (a)	135,571	25,487
Tencent Holdings Ltd.	394,000	20,393
VeriSign, Inc. (a)(c)	92,800	10,620
Wix.com Ltd. (a)	900	52
		265,708
IT Services - 7.8%
Cognizant Technology Solutions Corp. Class A	246,830	17,530
Fidelity National Information Services, Inc.	91,700	8,628
Global Payments, Inc.	145,300	14,565
MasterCard, Inc. Class A	67,100	10,156
PayPal Holdings, Inc. (a)	423,100	31,149
Square, Inc. (a)	239,200	8,293
Vantiv, Inc. (a)	43,130	3,172
Visa, Inc. Class A	358,896	40,921
		134,414
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	40,900	7,109
Broadcom Ltd.	31,900	8,195
Maxim Integrated Products, Inc.	150,805	7,884
Monolithic Power Systems, Inc.	36,818	4,137
Qualcomm, Inc.	221,000	14,148
		41,473
Software - 11.8%
Activision Blizzard, Inc.	152,287	9,643
Adobe Systems, Inc. (a)	217,500	38,115
Autodesk, Inc. (a)	81,700	8,565
Blackbaud, Inc.	12,200	1,153
Computer Modelling Group Ltd.	298,200	2,277
Electronic Arts, Inc. (a)	63,034	6,622
Intuit, Inc.	111,800	17,640
Microsoft Corp.	1,018,300	87,105
Red Hat, Inc. (a)	82,400	9,896
Salesforce.com, Inc. (a)	231,164	23,632
		204,648
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	288,400	48,806

TOTAL INFORMATION TECHNOLOGY		697,196

MATERIALS - 3.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	277,900	11,822
Sherwin-Williams Co.	24,200	9,923
The Chemours Co. LLC	183,200	9,171
Umicore SA	196,730	9,313
		40,229
Construction Materials - 1.5%
Eagle Materials, Inc.	194,700	22,060
Summit Materials, Inc.	143,854	4,523
		26,583

TOTAL MATERIALS		66,812

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	202,000	28,819
Equinix, Inc.	10,200	4,623
SBA Communications Corp. Class A (a)	29,500	4,819
		38,261
Real Estate Management & Development - 0.8%
Realogy Holdings Corp.	505,381	13,393

TOTAL REAL ESTATE		51,654

TOTAL COMMON STOCKS
(Cost $1,251,315)		1,649,402

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	239,736	5
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)(f)	7,174	1,571
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	162,572	5,677
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	48,212	951
TOTAL INFORMATION TECHNOLOGY		6,628

TOTAL CONVERTIBLE PREFERRED STOCKS		8,204

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	341,400	4,438
TOTAL PREFERRED STOCKS
(Cost $10,868)		12,642

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.36% (g)	70,134,714	70,149
Fidelity Securities Lending Cash Central Fund 1.36% (g)(h)	12,364,662	12,367
TOTAL MONEY MARKET FUNDS
(Cost $82,515)		82,516
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,344,698)		1,744,560
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,005)
NET ASSETS - 100%		$1,733,555

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,204,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$401
Fidelity Securities Lending Cash Central Fund	346
Total	$747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$204,642	$176,721	$27,916	$5
Consumer Staples	75,226	62,963	12,263	--
Energy	39,109	39,109	--	--
Financials	209,434	208,356	1,078	--
Health Care	173,193	167,565	4,057	1,571
Industrials	138,150	138,150	--	--
Information Technology	703,824	676,803	20,393	6,628
Materials	66,812	66,812	--	--
Real Estate	51,654	51,654	--	--
Money Market Funds	82,516	82,516	--	--
Total Investments in Securities:	$1,744,560	$1,670,649	$65,707	$8,204

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Cayman Islands	2.8%
France	1.5%
Japan	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,980) — See accompanying schedule: Unaffiliated issuers (cost $1,262,183)	$1,662,044
Fidelity Central Funds (cost $82,515)	82,516
Total Investment in Securities (cost $1,344,698)		$1,744,560
Receivable for investments sold		1,601
Receivable for fund shares sold		4,200
Dividends receivable		1,026
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		2
Other receivables		31
Total assets		1,751,502
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,570
Payable for fund shares redeemed	2,991
Accrued management fee	754
Other affiliated payables	228
Other payables and accrued expenses	42
Collateral on securities loaned	12,362
Total liabilities		17,947
Net Assets		$1,733,555
Net Assets consist of:
Paid in capital		$1,289,054
Distributions in excess of net investment income		(72)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		399,852
Net Assets		$1,733,555
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($1,350,146 ÷ 41,472 shares)		$32.56
Class K:
Net Asset Value, offering price and redemption price per share ($383,409 ÷ 11,772 shares)		$32.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$6,143
Income from Fidelity Central Funds (including $346 from security lending)		747
Total income		6,890
Expenses
Management fee
Basic fee	$4,231
Performance adjustment	(187)
Transfer agent fees	1,052
Accounting and security lending fees	247
Custodian fees and expenses	34
Independent trustees' fees and expenses	3
Registration fees	52
Audit	29
Legal	5
Miscellaneous	6
Total expenses before reductions	5,472
Expense reductions	(20)	5,452
Net investment income (loss)		1,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,024
Fidelity Central Funds	(1)
Foreign currency transactions	(30)
Total net realized gain (loss)		87,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	80,785
Fidelity Central Funds	4
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		80,790
Net gain (loss)		168,783
Net increase (decrease) in net assets resulting from operations		$170,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,438	$3,097
Net realized gain (loss)	87,993	192,029
Change in net unrealized appreciation (depreciation)	80,790	78,061
Net increase (decrease) in net assets resulting from operations	170,221	273,187
Distributions to shareholders from net investment income	(2,802)	(1,135)
Distributions to shareholders from net realized gain	(76,753)	–
Total distributions	(79,555)	(1,135)
Share transactions - net increase (decrease)	278,997	(83,878)
Total increase (decrease) in net assets	369,663	188,174
Net Assets
Beginning of period	1,363,892	1,175,718
End of period	$1,733,555	$1,363,892
Other Information
Undistributed net investment income end of period	$–	$1,292
Distributions in excess of net investment income end of period	$(72)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.58	$24.47	$24.93	$23.07	$17.45	$15.09
Income from Investment Operations
Net investment income (loss)A	.03	.06	.01	.07	.02	.07
Net realized and unrealized gain (loss)	3.56	6.07	(.43)	1.81	5.63	2.35
Total from investment operations	3.59	6.13	(.42)	1.88	5.65	2.42
Distributions from net investment income	(.05)	(.02)	(.03)	(.02)	(.02)	(.06)
Distributions from net realized gain	(1.56)	–	(.01)	–	(.01)	–
Total distributions	(1.61)	(.02)	(.04)	(.02)	(.03)	(.06)
Net asset value, end of period	$32.56	$30.58	$24.47	$24.93	$23.07	$17.45
Total ReturnB,C	11.97%	25.08%	(1.68)%	8.17%	32.40%	16.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.66%	.78%	.77%	.81%	.88%
Expenses net of fee waivers, if any	.72%F	.66%	.78%	.77%	.81%	.88%
Expenses net of all reductions	.72%F	.65%	.78%	.77%	.81%	.87%
Net investment income (loss)	.16%F	.24%	.03%	.27%	.10%	.42%
Supplemental Data
Net assets, end of period (in millions)	$1,350	$1,157	$1,000	$1,078	$1,072	$767
Portfolio turnover rateG	59%F	65%	57%	51%	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.61	$24.48	$24.94	$23.09	$17.45	$15.09
Income from Investment Operations
Net investment income (loss)A	.04	.10	.04	.10	.05	.09
Net realized and unrealized gain (loss)	3.57	6.07	(.43)	1.82	5.63	2.36
Total from investment operations	3.61	6.17	(.39)	1.92	5.68	2.45
Distributions from net investment income	(.09)	(.04)	(.06)	(.07)	(.04)	(.09)
Distributions from net realized gain	(1.56)	–	(.01)	–	(.01)	–
Total distributions	(1.65)	(.04)	(.07)	(.07)	(.04)B	(.09)
Net asset value, end of period	$32.57	$30.61	$24.48	$24.94	$23.09	$17.45
Total ReturnC,D	12.01%	25.23%	(1.57)%	8.32%	32.62%	16.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.54%	.66%	.64%	.68%	.72%
Expenses net of fee waivers, if any	.61%G	.54%	.66%	.64%	.68%	.72%
Expenses net of all reductions	.61%G	.53%	.65%	.64%	.67%	.71%
Net investment income (loss)	.27%G	.36%	.16%	.40%	.24%	.58%
Supplemental Data
Net assets, end of period (in millions)	$383	$207	$176	$202	$190	$137
Portfolio turnover rateH	59%G	65%	57%	51%	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$413,794
Gross unrealized depreciation	(14,079)
Net unrealized appreciation (depreciation)	$399,715
Tax cost	$1,344,845

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $615,618 and $443,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$982.16
Class K	70.05
	$1,052

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $346, including in the amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Growth Discovery	$1,948	$880
Class K	854	255
Total	$2,802	$1,135
From net realized gain
Growth Discovery	$61,060	$–
Class K	15,693	–
Total	$76,753	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Growth Discovery
Shares sold	4,922	4,332	$158,758	$121,287
Reinvestment of distributions	1,871	32	59,167	821
Shares redeemed	(3,144)	(7,392)	(100,980)	(196,671)
Net increase (decrease)	3,649	(3,028)	$116,945	$(74,563)
Class K
Shares sold	5,512	1,584	$178,534	$44,201
Reinvestment of distributions	521	10	16,547	255
Shares redeemed	(1,027)	(2,017)	(33,029)	(53,771)
Net increase (decrease)	5,006	(423)	$162,052	$(9,315)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Growth Discovery	.72%
Actual		$1,000.00	$1,119.70	$3.85
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class K	.61%
Actual		$1,000.00	$1,120.10	$3.26
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CII-SANN-0218
1.714430.119

Fidelity® Growth Discovery Fund Class K Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Alphabet, Inc. Class A	6.6
Microsoft Corp.	5.0
Amazon.com, Inc.	4.7
Home Depot, Inc.	3.1
Charles Schwab Corp.	2.9
Facebook, Inc. Class A	2.9
Apple, Inc.	2.8
Visa, Inc. Class A	2.4
Adobe Systems, Inc.	2.2
JPMorgan Chase & Co.	1.9
34.5

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Information Technology	40.6
Financials	12.0
Consumer Discretionary	11.8
Health Care	10.0
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2017*
Stocks	95.3%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 11.4%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	104,500	$9,356
Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc. Class A	30,100	4,085
Wingstop, Inc.	82,300	3,208
		7,293
Household Durables - 1.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	168,500	1,132
Panasonic Corp.	1,177,300	17,181
		18,313
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	70,100	81,980
Priceline Group, Inc.(a)	1,800	3,128
		85,108
Media - 1.1%
Charter Communications, Inc. Class A (a)	57,200	19,217
China Literature Ltd. (a)(b)	286	3
		19,220
Specialty Retail - 3.1%
Home Depot, Inc.	281,924	53,433
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	2,500	1,179
LVMH Moet Hennessy - Louis Vuitton SA	36,574	10,735
		11,914

TOTAL CONSUMER DISCRETIONARY		204,637

CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	37,700	8,617
Fever-Tree Drinks PLC	40,862	1,256
Kweichow Moutai Co. Ltd. (A Shares)	48,329	5,181
Pernod Ricard SA ADR	133,100	4,210
		19,264
Food Products - 0.5%
Danone SA	106,269	8,904
Hostess Brands, Inc. Class A (a)	28,100	416
		9,320
Household Products - 0.2%
Reckitt Benckiser Group PLC	36,000	3,359
Personal Products - 1.8%
Coty, Inc. Class A	343,500	6,832
Estee Lauder Companies, Inc. Class A	96,200	12,240
Unilever NV (NY Reg.)	223,500	12,588
		31,660
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	173,500	11,623

TOTAL CONSUMER STAPLES		75,226

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	550,000	29,612
Reliance Industries Ltd.	658,270	9,497
		39,109
FINANCIALS - 11.8%
Banks - 5.7%
Bank of America Corp.	673,000	19,867
Citigroup, Inc.	191,000	14,212
First Republic Bank	164,700	14,270
HDFC Bank Ltd.	36,455	1,078
HDFC Bank Ltd. sponsored ADR	33,700	3,426
Home Bancshares, Inc.	149,200	3,469
Huntington Bancshares, Inc.	626,300	9,119
JPMorgan Chase & Co.	301,600	32,253
Metro Bank PLC (a)	25,300	1,224
		98,918
Capital Markets - 6.1%
CBOE Holdings, Inc.	12,348	1,538
Charles Schwab Corp.	994,600	51,093
CME Group, Inc.	180,045	26,296
Goldman Sachs Group, Inc.	18,300	4,662
JMP Group, Inc.	75,200	421
MSCI, Inc.	77,300	9,782
The Blackstone Group LP	383,700	12,286
		106,078

TOTAL FINANCIALS		204,996

HEALTH CARE - 9.9%
Biotechnology - 3.7%
Amgen, Inc.	101,200	17,599
Biogen, Inc. (a)	43,300	13,794
Cytokinetics, Inc. (a)	90,471	737
Insmed, Inc. (a)	343,378	10,707
Samsung Biologics Co. Ltd. (a)(b)	1,076	374
TESARO, Inc. (a)	59,500	4,931
Vertex Pharmaceuticals, Inc. (a)	103,593	15,524
		63,666
Health Care Equipment & Supplies - 4.3%
Becton, Dickinson & Co.	54,600	11,688
Boston Scientific Corp. (a)	747,300	18,526
Danaher Corp.	157,955	14,661
Intuitive Surgical, Inc. (a)	61,900	22,590
ResMed, Inc.	54,000	4,573
Sartorius Stedim Biotech	27,000	1,953
		73,991
Health Care Providers & Services - 0.2%
National Vision Holdings, Inc.	5,600	227
OptiNose, Inc.	7,100	134
UnitedHealth Group, Inc.	18,900	4,167
		4,528
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	28,500	1,575
Pharmaceuticals - 1.6%
Allergan PLC	29,200	4,777
Astellas Pharma, Inc.	319,400	4,057
Johnson & Johnson	117,200	16,375
Mallinckrodt PLC (a)	117,600	2,653
		27,862

TOTAL HEALTH CARE		171,622

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (a)(c)	78,339	2,076
TransDigm Group, Inc.	18,427	5,060
		7,136
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	143,200	6,185
Prosegur Compania de Seguridad SA (Reg.)	445,500	3,501
		9,686
Electrical Equipment - 2.4%
AMETEK, Inc.	237,100	17,183
Fortive Corp.	257,327	18,618
Nidec Corp.	40,100	5,627
		41,428
Industrial Conglomerates - 2.0%
3M Co.	117,300	27,609
Roper Technologies, Inc.	27,314	7,074
		34,683
Machinery - 1.2%
Allison Transmission Holdings, Inc.	456,800	19,674
Rational AG	2,000	1,289
		20,963
Professional Services - 1.4%
IHS Markit Ltd. (a)	206,900	9,342
Robert Half International, Inc.	95,600	5,310
TransUnion Holding Co., Inc. (a)	174,700	9,602
		24,254

TOTAL INDUSTRIALS		138,150

INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 0.1%
CDW Corp.	30,900	2,147
Internet Software & Services - 15.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	134,700	23,226
Alphabet, Inc. Class A (a)	108,952	114,769
CommerceHub, Inc.:
Series A (a)	76,970	1,693
Series C (a)	155,840	3,209
Facebook, Inc. Class A (a)	281,291	49,637
GoDaddy, Inc. (a)	182,400	9,171
NetEase, Inc. ADR	15,000	5,176
Shopify, Inc. Class A (a)	22,500	2,275
Stamps.com, Inc. (a)	135,571	25,487
Tencent Holdings Ltd.	394,000	20,393
VeriSign, Inc. (a)(c)	92,800	10,620
Wix.com Ltd. (a)	900	52
		265,708
IT Services - 7.8%
Cognizant Technology Solutions Corp. Class A	246,830	17,530
Fidelity National Information Services, Inc.	91,700	8,628
Global Payments, Inc.	145,300	14,565
MasterCard, Inc. Class A	67,100	10,156
PayPal Holdings, Inc. (a)	423,100	31,149
Square, Inc. (a)	239,200	8,293
Vantiv, Inc. (a)	43,130	3,172
Visa, Inc. Class A	358,896	40,921
		134,414
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	40,900	7,109
Broadcom Ltd.	31,900	8,195
Maxim Integrated Products, Inc.	150,805	7,884
Monolithic Power Systems, Inc.	36,818	4,137
Qualcomm, Inc.	221,000	14,148
		41,473
Software - 11.8%
Activision Blizzard, Inc.	152,287	9,643
Adobe Systems, Inc. (a)	217,500	38,115
Autodesk, Inc. (a)	81,700	8,565
Blackbaud, Inc.	12,200	1,153
Computer Modelling Group Ltd.	298,200	2,277
Electronic Arts, Inc. (a)	63,034	6,622
Intuit, Inc.	111,800	17,640
Microsoft Corp.	1,018,300	87,105
Red Hat, Inc. (a)	82,400	9,896
Salesforce.com, Inc. (a)	231,164	23,632
		204,648
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	288,400	48,806

TOTAL INFORMATION TECHNOLOGY		697,196

MATERIALS - 3.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	277,900	11,822
Sherwin-Williams Co.	24,200	9,923
The Chemours Co. LLC	183,200	9,171
Umicore SA	196,730	9,313
		40,229
Construction Materials - 1.5%
Eagle Materials, Inc.	194,700	22,060
Summit Materials, Inc.	143,854	4,523
		26,583

TOTAL MATERIALS		66,812

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	202,000	28,819
Equinix, Inc.	10,200	4,623
SBA Communications Corp. Class A (a)	29,500	4,819
		38,261
Real Estate Management & Development - 0.8%
Realogy Holdings Corp.	505,381	13,393

TOTAL REAL ESTATE		51,654

TOTAL COMMON STOCKS
(Cost $1,251,315)		1,649,402

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	239,736	5
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)(f)	7,174	1,571
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	162,572	5,677
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	48,212	951
TOTAL INFORMATION TECHNOLOGY		6,628

TOTAL CONVERTIBLE PREFERRED STOCKS		8,204

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	341,400	4,438
TOTAL PREFERRED STOCKS
(Cost $10,868)		12,642

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.36% (g)	70,134,714	70,149
Fidelity Securities Lending Cash Central Fund 1.36% (g)(h)	12,364,662	12,367
TOTAL MONEY MARKET FUNDS
(Cost $82,515)		82,516
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,344,698)		1,744,560
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,005)
NET ASSETS - 100%		$1,733,555

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,204,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$401
Fidelity Securities Lending Cash Central Fund	346
Total	$747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$204,642	$176,721	$27,916	$5
Consumer Staples	75,226	62,963	12,263	--
Energy	39,109	39,109	--	--
Financials	209,434	208,356	1,078	--
Health Care	173,193	167,565	4,057	1,571
Industrials	138,150	138,150	--	--
Information Technology	703,824	676,803	20,393	6,628
Materials	66,812	66,812	--	--
Real Estate	51,654	51,654	--	--
Money Market Funds	82,516	82,516	--	--
Total Investments in Securities:	$1,744,560	$1,670,649	$65,707	$8,204

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Cayman Islands	2.8%
France	1.5%
Japan	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,980) — See accompanying schedule: Unaffiliated issuers (cost $1,262,183)	$1,662,044
Fidelity Central Funds (cost $82,515)	82,516
Total Investment in Securities (cost $1,344,698)		$1,744,560
Receivable for investments sold		1,601
Receivable for fund shares sold		4,200
Dividends receivable		1,026
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		2
Other receivables		31
Total assets		1,751,502
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,570
Payable for fund shares redeemed	2,991
Accrued management fee	754
Other affiliated payables	228
Other payables and accrued expenses	42
Collateral on securities loaned	12,362
Total liabilities		17,947
Net Assets		$1,733,555
Net Assets consist of:
Paid in capital		$1,289,054
Distributions in excess of net investment income		(72)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		399,852
Net Assets		$1,733,555
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($1,350,146 ÷ 41,472 shares)		$32.56
Class K:
Net Asset Value, offering price and redemption price per share ($383,409 ÷ 11,772 shares)		$32.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$6,143
Income from Fidelity Central Funds (including $346 from security lending)		747
Total income		6,890
Expenses
Management fee
Basic fee	$4,231
Performance adjustment	(187)
Transfer agent fees	1,052
Accounting and security lending fees	247
Custodian fees and expenses	34
Independent trustees' fees and expenses	3
Registration fees	52
Audit	29
Legal	5
Miscellaneous	6
Total expenses before reductions	5,472
Expense reductions	(20)	5,452
Net investment income (loss)		1,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,024
Fidelity Central Funds	(1)
Foreign currency transactions	(30)
Total net realized gain (loss)		87,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	80,785
Fidelity Central Funds	4
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		80,790
Net gain (loss)		168,783
Net increase (decrease) in net assets resulting from operations		$170,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,438	$3,097
Net realized gain (loss)	87,993	192,029
Change in net unrealized appreciation (depreciation)	80,790	78,061
Net increase (decrease) in net assets resulting from operations	170,221	273,187
Distributions to shareholders from net investment income	(2,802)	(1,135)
Distributions to shareholders from net realized gain	(76,753)	–
Total distributions	(79,555)	(1,135)
Share transactions - net increase (decrease)	278,997	(83,878)
Total increase (decrease) in net assets	369,663	188,174
Net Assets
Beginning of period	1,363,892	1,175,718
End of period	$1,733,555	$1,363,892
Other Information
Undistributed net investment income end of period	$–	$1,292
Distributions in excess of net investment income end of period	$(72)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.58	$24.47	$24.93	$23.07	$17.45	$15.09
Income from Investment Operations
Net investment income (loss)A	.03	.06	.01	.07	.02	.07
Net realized and unrealized gain (loss)	3.56	6.07	(.43)	1.81	5.63	2.35
Total from investment operations	3.59	6.13	(.42)	1.88	5.65	2.42
Distributions from net investment income	(.05)	(.02)	(.03)	(.02)	(.02)	(.06)
Distributions from net realized gain	(1.56)	–	(.01)	–	(.01)	–
Total distributions	(1.61)	(.02)	(.04)	(.02)	(.03)	(.06)
Net asset value, end of period	$32.56	$30.58	$24.47	$24.93	$23.07	$17.45
Total ReturnB,C	11.97%	25.08%	(1.68)%	8.17%	32.40%	16.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.66%	.78%	.77%	.81%	.88%
Expenses net of fee waivers, if any	.72%F	.66%	.78%	.77%	.81%	.88%
Expenses net of all reductions	.72%F	.65%	.78%	.77%	.81%	.87%
Net investment income (loss)	.16%F	.24%	.03%	.27%	.10%	.42%
Supplemental Data
Net assets, end of period (in millions)	$1,350	$1,157	$1,000	$1,078	$1,072	$767
Portfolio turnover rateG	59%F	65%	57%	51%	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.61	$24.48	$24.94	$23.09	$17.45	$15.09
Income from Investment Operations
Net investment income (loss)A	.04	.10	.04	.10	.05	.09
Net realized and unrealized gain (loss)	3.57	6.07	(.43)	1.82	5.63	2.36
Total from investment operations	3.61	6.17	(.39)	1.92	5.68	2.45
Distributions from net investment income	(.09)	(.04)	(.06)	(.07)	(.04)	(.09)
Distributions from net realized gain	(1.56)	–	(.01)	–	(.01)	–
Total distributions	(1.65)	(.04)	(.07)	(.07)	(.04)B	(.09)
Net asset value, end of period	$32.57	$30.61	$24.48	$24.94	$23.09	$17.45
Total ReturnC,D	12.01%	25.23%	(1.57)%	8.32%	32.62%	16.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.54%	.66%	.64%	.68%	.72%
Expenses net of fee waivers, if any	.61%G	.54%	.66%	.64%	.68%	.72%
Expenses net of all reductions	.61%G	.53%	.65%	.64%	.67%	.71%
Net investment income (loss)	.27%G	.36%	.16%	.40%	.24%	.58%
Supplemental Data
Net assets, end of period (in millions)	$383	$207	$176	$202	$190	$137
Portfolio turnover rateH	59%G	65%	57%	51%	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$413,794
Gross unrealized depreciation	(14,079)
Net unrealized appreciation (depreciation)	$399,715
Tax cost	$1,344,845

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $615,618 and $443,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$982.16
Class K	70.05
	$1,052

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $346, including in the amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Growth Discovery	$1,948	$880
Class K	854	255
Total	$2,802	$1,135
From net realized gain
Growth Discovery	$61,060	$–
Class K	15,693	–
Total	$76,753	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Growth Discovery
Shares sold	4,922	4,332	$158,758	$121,287
Reinvestment of distributions	1,871	32	59,167	821
Shares redeemed	(3,144)	(7,392)	(100,980)	(196,671)
Net increase (decrease)	3,649	(3,028)	$116,945	$(74,563)
Class K
Shares sold	5,512	1,584	$178,534	$44,201
Reinvestment of distributions	521	10	16,547	255
Shares redeemed	(1,027)	(2,017)	(33,029)	(53,771)
Net increase (decrease)	5,006	(423)	$162,052	$(9,315)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Growth Discovery	.72%
Actual		$1,000.00	$1,119.70	$3.85
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class K	.61%
Actual		$1,000.00	$1,120.10	$3.26
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CII-K-SANN-0218
1.863274.109

Fidelity Advisor® Mega Cap Stock Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

December 31, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Mega Cap Stock Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Bank of America Corp.(a)	4.5
Microsoft Corp.(a)	4.3
JPMorgan Chase & Co.(a)	3.9
Citigroup, Inc.(a)	3.4
Apple, Inc.(a)	3.2
Chevron Corp.	2.7
Wells Fargo & Co.	2.6
Comcast Corp. Class A	2.6
ConocoPhillips Co.	2.4
Johnson & Johnson(a)	2.3
31.9

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Financials	21.8
Information Technology	20.9
Health Care	13.7
Energy	12.9
Consumer Staples	9.5

Asset Allocation (% of fund's net assets)

As of December 31, 2017*,**
Stocks	98.7%
Convertible Securities	0.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 8.0%

 ** Written options - (0.1)%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.2%
General Motors Co.	104,900	$4,299,851
Media - 4.1%
Comcast Corp. Class A	1,664,500	66,663,225
The Walt Disney Co.	246,500	26,501,215
Time Warner, Inc.	120,195	10,994,237
Viacom, Inc. Class B (non-vtg.)	84,800	2,612,688
		106,771,365
Multiline Retail - 0.4%
Target Corp. (a)	164,100	10,707,525
Specialty Retail - 2.0%
Lowe's Companies, Inc. (a)	448,100	41,646,414
TJX Companies, Inc.	151,000	11,545,460
		53,191,874

TOTAL CONSUMER DISCRETIONARY		174,970,615

CONSUMER STAPLES - 9.5%
Beverages - 2.0%
PepsiCo, Inc.	105,005	12,592,200
The Coca-Cola Co.	862,100	39,553,148
		52,145,348
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	21,000	3,908,520
CVS Health Corp.	351,100	25,454,750
Kroger Co. (a)	224,600	6,165,270
Wal-Mart Stores, Inc.	306,100	30,227,375
		65,755,915
Food Products - 0.0%
General Mills, Inc.	8,300	492,107
Household Products - 2.4%
Kimberly-Clark Corp.	23,800	2,871,708
Procter & Gamble Co. (a)	533,100	48,981,228
Reckitt Benckiser Group PLC	95,300	8,890,868
		60,743,804
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	18,400	2,341,216
Unilever NV (NY Reg.)	135,800	7,648,256
		9,989,472
Tobacco - 2.2%
Altria Group, Inc.	584,800	41,760,568
British American Tobacco PLC sponsored ADR	241,600	16,184,784
		57,945,352

TOTAL CONSUMER STAPLES		247,071,998

ENERGY - 12.6%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	241,600	7,644,224
Schlumberger Ltd.	47,100	3,174,069
		10,818,293
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	241,600	12,959,424
Apache Corp.	419,905	17,728,389
BP PLC sponsored ADR	157,900	6,636,537
Chevron Corp.	561,700	70,319,223
ConocoPhillips Co.	1,116,100	61,262,729
Exxon Mobil Corp.	65,000	5,436,600
Imperial Oil Ltd.	448,500	13,997,339
Kinder Morgan, Inc.	1,197,500	21,638,825
Phillips 66 Co.	89,400	9,042,810
Suncor Energy, Inc.	1,333,000	48,940,294
The Williams Companies, Inc.	1,310,300	39,951,047
Valero Energy Corp.	104,000	9,558,640
		317,471,857

TOTAL ENERGY		328,290,150

FINANCIALS - 21.8%
Banks - 17.0%
Bank of America Corp. (a)	3,941,000	116,338,318
Citigroup, Inc. (a)	1,192,070	88,701,929
JPMorgan Chase & Co. (a)	945,400	101,101,076
PNC Financial Services Group, Inc. (a)	223,600	32,263,244
U.S. Bancorp	708,300	37,950,714
Wells Fargo & Co.	1,116,930	67,764,143
		444,119,424
Capital Markets - 4.1%
Charles Schwab Corp. (a)	339,400	17,434,978
Goldman Sachs Group, Inc.	41,900	10,674,444
Morgan Stanley	575,800	30,212,226
State Street Corp.	497,700	48,580,497
		106,902,145
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	121,780	9,911,674
MetLife, Inc.	151,900	7,680,064
		17,591,738

TOTAL FINANCIALS		568,613,307

HEALTH CARE - 13.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (b)	117,600	14,063,784
Amgen, Inc.	241,290	41,960,331
Biogen, Inc. (b)	39,500	12,583,515
Gilead Sciences, Inc.	84,110	6,025,640
Intercept Pharmaceuticals, Inc. (b)	31,200	1,822,704
Regeneron Pharmaceuticals, Inc. (b)	17,400	6,541,704
Vertex Pharmaceuticals, Inc. (b)	45,000	6,743,700
		89,741,378
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	10,200	2,183,412
Boston Scientific Corp. (b)	397,300	9,849,067
Danaher Corp.	68,400	6,348,888
Medtronic PLC	171,113	13,817,375
		32,198,742
Health Care Providers & Services - 3.4%
Aetna, Inc.	18,700	3,373,293
Anthem, Inc.	76,400	17,190,764
Cardinal Health, Inc.	111,800	6,849,986
Cigna Corp.	68,900	13,992,901
Express Scripts Holding Co. (b)	62,062	4,632,308
Humana, Inc.	28,300	7,020,381
McKesson Corp.	131,300	20,476,235
UnitedHealth Group, Inc.	64,100	14,131,486
		87,667,354
Pharmaceuticals - 5.6%
Allergan PLC	62,400	10,207,392
AstraZeneca PLC sponsored ADR	213,900	7,422,330
Bayer AG	28,800	3,578,781
Bristol-Myers Squibb Co. (a)	163,850	10,040,728
GlaxoSmithKline PLC sponsored ADR	1,003,700	35,601,239
Johnson & Johnson (a)	423,400	59,157,448
Novartis AG sponsored ADR	51,000	4,281,960
Sanofi SA	87,064	7,495,513
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	479,300	9,082,735
		146,868,126

TOTAL HEALTH CARE		356,475,600

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
General Dynamics Corp.	18,100	3,682,445
The Boeing Co. (a)	47,400	13,978,734
United Technologies Corp.	353,100	45,044,967
		62,706,146
Air Freight & Logistics - 1.6%
FedEx Corp.	47,400	11,828,196
United Parcel Service, Inc. Class B	253,000	30,144,950
		41,973,146
Industrial Conglomerates - 2.0%
General Electric Co.	3,008,500	52,498,325
Road & Rail - 2.8%
CSX Corp. (a)	386,700	21,272,367
Norfolk Southern Corp.	119,100	17,257,590
Union Pacific Corp.	254,790	34,167,339
		72,697,296

TOTAL INDUSTRIALS		229,874,913

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	1,241,800	47,560,940
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A (b)	49,750	52,406,650
Class C (b)	47,026	49,208,006
Facebook, Inc. Class A (b)	40,100	7,076,046
		108,690,702
IT Services - 3.5%
Accenture PLC Class A	37,800	5,786,802
Cognizant Technology Solutions Corp. Class A	143,400	10,184,268
MasterCard, Inc. Class A (a)	132,800	20,100,608
PayPal Holdings, Inc. (b)	103,700	7,634,394
Visa, Inc. Class A	420,000	47,888,400
		91,594,472
Semiconductors & Semiconductor Equipment - 2.0%
Qualcomm, Inc.	809,700	51,836,994
Software - 6.2%
Adobe Systems, Inc. (b)	99,600	17,453,904
Microsoft Corp. (a)	1,317,700	112,716,058
Oracle Corp.	496,300	23,465,064
Salesforce.com, Inc. (b)	19,200	1,962,816
SAP SE sponsored ADR	51,400	5,775,304
		161,373,146
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (a)	500,207	84,650,031

TOTAL INFORMATION TECHNOLOGY		545,706,285

MATERIALS - 2.0%
Chemicals - 2.0%
DowDuPont, Inc.	133,367	9,498,398
LyondellBasell Industries NV Class A	170,800	18,842,656
Monsanto Co.	174,810	20,414,312
PPG Industries, Inc.	20,500	2,394,810
		51,150,176
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR (c)	28,500	1,310,715

TOTAL MATERIALS		52,460,891

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	37,600	5,364,392
Crown Castle International Corp.	7,200	799,272
Equinix, Inc.	6,400	2,900,608
Public Storage	14,700	3,072,300
		12,136,572
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	760,625	40,259,881
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	506,900	19,976,929
TOTAL COMMON STOCKS
(Cost $1,684,281,311)		2,575,837,141

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A 6.125%
(Cost $2,593,525)	50,700	2,949,219

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest)(d)(e)(f)
(Cost $9,242,241)	9,242,241	7,116,526

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.36% (g)	25,776,908	25,782,064
Fidelity Securities Lending Cash Central Fund 1.36% (g)(h)	1,114,558	1,114,781
TOTAL MONEY MARKET FUNDS
(Cost $26,896,735)		26,896,845
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,723,013,812)		2,612,799,731
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,193,781)
NET ASSETS - 100%		$2,610,605,950

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	276	$4,670,748	$185.00	2/16/18	$(31,326)
Bank of America Corp.	Chicago Board Options Exchange	6,270	18,509,040	30.00	1/19/18	(260,205)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	825	5,055,600	65.00	1/19/18	(23,925)
Charles Schwab Corp.	Chicago Board Options Exchange	336	1,726,032	55.00	3/16/18	(31,080)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,205	4,615,150	41.00	3/16/18	(39,765)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,205	4,615,150	40.00	3/16/18	(66,878)
Citigroup, Inc.	Chicago Board Options Exchange	1,148	8,542,268	80.00	2/16/18	(54,530)
CSX Corp.	Chicago Board Options Exchange	605	3,328,105	60.00	2/16/18	(29,343)
CSX Corp.	Chicago Board Options Exchange	602	3,311,602	62.50	2/16/18	(11,438)
Johnson & Johnson	Chicago Board Options Exchange	385	5,379,220	145.00	2/16/18	(34,072)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,430	15,292,420	115.00	3/16/18	(132,990)
Kroger Co.	Chicago Board Options Exchange	223	612,135	28.00	2/16/18	(17,840)
Kroger Co.	Chicago Board Options Exchange	438	1,202,310	29.00	2/16/18	(20,805)
Lowe's Companies, Inc.	Chicago Board Options Exchange	470	4,368,180	85.00	1/19/18	(381,875)
MasterCard, Inc. Class A	Chicago Board Options Exchange	156	2,361,216	150.00	1/19/18	(49,686)
Microsoft Corp.	Chicago Board Options Exchange	605	5,175,170	90.00	2/16/18	(59,592)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	165	2,380,785	145.00	2/16/18	(61,050)
Procter & Gamble Co.	Chicago Board Options Exchange	495	4,548,060	92.50	2/16/18	(64,350)
Target Corp.	Chicago Board Options Exchange	278	1,813,950	65.00	3/16/18	(95,910)
Target Corp.	Chicago Board Options Exchange	278	1,813,950	70.00	3/16/18	(42,673)
The Boeing Co.	Chicago Board Options Exchange	221	6,517,511	300.00	3/16/18	(209,950)
TOTAL WRITTEN OPTIONS						$(1,719,283)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $105,838,602.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,116,526 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,631
Fidelity Securities Lending Cash Central Fund	14,384
Total	$69,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$174,970,615	$174,970,615	$--	$--
Consumer Staples	247,071,998	238,181,130	8,890,868	--
Energy	328,290,150	328,290,150	--	--
Financials	568,613,307	568,613,307	--	--
Health Care	359,424,819	345,401,306	14,023,513	--
Industrials	229,874,913	229,874,913	--	--
Information Technology	545,706,285	545,706,285	--	--
Materials	52,460,891	52,460,891	--	--
Real Estate	12,136,572	12,136,572	--	--
Telecommunication Services	40,259,881	40,259,881	--	--
Utilities	19,976,929	19,976,929	--	--
Other	7,116,526	--	--	7,116,526
Money Market Funds	26,896,845	26,896,845	--	--
Total Investments in Securities:	$2,612,799,731	$2,582,768,824	$22,914,381	$7,116,526
Derivative Instruments:
Liabilities
Written Options	$(1,719,283)	$(1,719,283)	$--	$--
Total Liabilities	$(1,719,283)	$(1,719,283)	$--	$--
Total Derivative Instruments:	$(1,719,283)	$(1,719,283)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,719,283)
Total Equity Risk	0	(1,719,283)
Total Value of Derivatives	$0	$(1,719,283)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,080,510) — See accompanying schedule: Unaffiliated issuers (cost $1,696,117,077)	$2,585,902,886
Fidelity Central Funds (cost $26,896,735)	26,896,845
Total Investment in Securities (cost $1,723,013,812)		$2,612,799,731
Cash		1,596
Restricted cash		66,071
Receivable for investments sold		3,912,316
Receivable for fund shares sold		1,815,144
Dividends receivable		2,641,445
Distributions receivable from Fidelity Central Funds		28,590
Prepaid expenses		3,805
Other receivables		9,729
Total assets		2,621,278,427
Liabilities
Payable for investments purchased	$4,556,378
Payable for fund shares redeemed	1,818,217
Accrued management fee	951,190
Distribution and service plan fees payable	53,792
Written options, at value (premium received $1,793,967)	1,719,283
Other affiliated payables	427,826
Other payables and accrued expenses	29,891
Collateral on securities loaned	1,115,900
Total liabilities		10,672,477
Net Assets		$2,610,605,950
Net Assets consist of:
Paid in capital		$1,712,554,520
Distributions in excess of net investment income		(1,951,165)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,147,555
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,855,040
Net Assets		$2,610,605,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($63,413,173 ÷ 3,671,250 shares)		$17.27
Maximum offering price per share (100/94.25 of $17.27)		$18.32
Class M:
Net Asset Value and redemption price per share ($28,811,300 ÷ 1,668,311 shares)		$17.27
Maximum offering price per share (100/96.50 of $17.27)		$17.90
Class C:
Net Asset Value and offering price per share ($34,798,787 ÷ 2,043,436 shares)(a)		$17.03
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,980,685,119 ÷ 113,623,692 shares)		$17.43
Class I:
Net Asset Value, offering price and redemption price per share ($154,088,690 ÷ 8,833,967 shares)		$17.44
Class Z:
Net Asset Value, offering price and redemption price per share ($348,808,881 ÷ 20,094,715 shares)		$17.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$23,783,351
Income from Fidelity Central Funds		69,015
Total income		23,852,366
Expenses
Management fee	$5,058,682
Transfer agent fees	2,050,063
Distribution and service plan fees	315,848
Accounting and security lending fees	343,091
Custodian fees and expenses	16,577
Independent trustees' fees and expenses	4,419
Registration fees	57,581
Audit	27,840
Legal	6,366
Interest	8,240
Miscellaneous	8,489
Total expenses before reductions	7,897,196
Expense reductions	(28,033)	7,869,163
Net investment income (loss)		15,983,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,679,632
Fidelity Central Funds	(1,212)
Foreign currency transactions	11,532
Written options	1,391,075
Total net realized gain (loss)		83,081,027
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	128,912,917
Fidelity Central Funds	110
Assets and liabilities in foreign currencies	(2,085)
Written options	1,071,744
Total change in net unrealized appreciation (depreciation)		129,982,686
Net gain (loss)		213,063,713
Net increase (decrease) in net assets resulting from operations		$229,046,916

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,983,203	$49,096,205
Net realized gain (loss)	83,081,027	340,272,578
Change in net unrealized appreciation (depreciation)	129,982,686	237,023,573
Net increase (decrease) in net assets resulting from operations	229,046,916	626,392,356
Distributions to shareholders from net investment income	(35,334,498)	(52,216,198)
Distributions to shareholders from net realized gain	(308,588,501)	(17,291,428)
Total distributions	(343,922,999)	(69,507,626)
Share transactions - net increase (decrease)	517,097,289	(1,685,570,408)
Total increase (decrease) in net assets	402,221,206	(1,128,685,678)
Net Assets
Beginning of period	2,208,384,744	3,337,070,422
End of period	$2,610,605,950	$2,208,384,744
Other Information
Undistributed net investment income end of period	$–	$17,400,130
Distributions in excess of net investment income end of period	$(1,951,165)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.42	$15.56	$16.56	$16.32	$13.51	$11.05
Income from Investment Operations
Net investment income (loss)A	.10	.22	.23	.18	.18	.17
Net realized and unrealized gain (loss)	1.55	2.94	(.65)	.71	3.00	2.43
Total from investment operations	1.65	3.16	(.42)	.89	3.18	2.60
Distributions from net investment income	(.24)	(.22)	(.18)	(.17)	(.16)	(.14)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.80)	(.30)B	(.58)	(.65)C	(.37)	(.14)
Net asset value, end of period	$17.27	$18.42	$15.56	$16.56	$16.32	$13.51
Total ReturnD,E,F	10.16%	20.49%	(2.56)%	5.69%	23.88%	23.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.94%	.95%	1.05%	.96%	.98%
Expenses net of fee waivers, if any	.94%I	.94%	.95%	1.05%	.96%	.98%
Expenses net of all reductions	.93%I	.94%	.95%	1.05%	.96%	.98%
Net investment income (loss)	1.16%I	1.30%	1.46%	1.10%	1.19%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$63,413	$60,362	$68,801	$117,385	$77,335	$20,336
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.39	$15.54	$16.57	$16.31	$13.51	$11.05
Income from Investment Operations
Net investment income (loss)A	.08	.18	.19	.16	.14	.14
Net realized and unrealized gain (loss)	1.55	2.93	(.65)	.70	3.00	2.43
Total from investment operations	1.63	3.11	(.46)	.86	3.14	2.57
Distributions from net investment income	(.19)	(.18)	(.16)	(.13)	(.13)	(.11)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.75)	(.26)B	(.57)C	(.60)	(.34)	(.11)
Net asset value, end of period	$17.27	$18.39	$15.54	$16.57	$16.31	$13.51
Total ReturnD,E,F	10.07%	20.17%	(2.83)%	5.53%	23.54%	23.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.19%I	1.20%	1.21%	1.21%	1.22%	1.26%
Expenses net of fee waivers, if any	1.19%I	1.20%	1.21%	1.20%	1.22%	1.26%
Expenses net of all reductions	1.19%I	1.20%	1.20%	1.20%	1.22%	1.26%
Net investment income (loss)	.90%I	1.04%	1.21%	.95%	.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$28,811	$28,248	$26,145	$23,231	$15,728	$8,377
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.13	$15.32	$16.35	$16.12	$13.38	$10.93
Income from Investment Operations
Net investment income (loss)A	.03	.09	.11	.07	.06	.07
Net realized and unrealized gain (loss)	1.54	2.90	(.64)	.71	2.97	2.42
Total from investment operations	1.57	2.99	(.53)	.78	3.03	2.49
Distributions from net investment income	(.11)	(.09)	(.09)	(.08)	(.08)	(.04)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.67)	(.18)	(.50)B	(.55)	(.29)	(.04)
Net asset value, end of period	$17.03	$18.13	$15.32	$16.35	$16.12	$13.38
Total ReturnC,D,E	9.81%	19.59%	(3.32)%	5.05%	22.90%	22.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.69%	1.70%	1.70%	1.71%	1.75%
Expenses net of fee waivers, if any	1.69%H	1.69%	1.70%	1.70%	1.71%	1.75%
Expenses net of all reductions	1.68%H	1.69%	1.69%	1.70%	1.71%	1.75%
Net investment income (loss)	.41%H	.55%	.72%	.45%	.43%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$34,799	$34,205	$31,605	$34,790	$16,600	$7,938
Portfolio turnover rateI	33%H	25%	25%	22%J	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$15.68	$16.72	$16.44	$13.60	$11.11
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.24	.22	.20
Net realized and unrealized gain (loss)	1.57	2.97	(.66)	.72	3.02	2.46
Total from investment operations	1.69	3.24	(.39)	.96	3.24	2.66
Distributions from net investment income	(.27)	(.26)	(.25)	(.21)	(.19)	(.17)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.84)B	(.34)C	(.65)	(.68)	(.40)	(.17)
Net asset value, end of period	$17.43	$18.58	$15.68	$16.72	$16.44	$13.60
Total ReturnD,E	10.29%	20.87%	(2.36)%	6.13%	24.18%	24.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.68%	.69%	.67%	.68%	.70%
Expenses net of fee waivers, if any	.69%H	.68%	.69%	.67%	.68%	.70%
Expenses net of all reductions	.69%H	.68%	.68%	.67%	.68%	.70%
Net investment income (loss)	1.41%H	1.56%	1.73%	1.48%	1.47%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,980,685	$1,613,374	$3,059,691	$3,300,700	$2,860,197	$2,214,592
Portfolio turnover rateI	33%H	25%	25%	22%J	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $2.562 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.60	$15.70	$16.73	$16.39	$13.55	$11.08
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.24	.22	.20
Net realized and unrealized gain (loss)	1.57	2.97	(.65)	.72	3.02	2.44
Total from investment operations	1.69	3.24	(.38)	.96	3.24	2.64
Distributions from net investment income	(.29)	(.26)	(.24)	(.15)	(.18)	(.17)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.85)	(.34)B	(.65)C	(.62)	(.40)D	(.17)
Net asset value, end of period	$17.44	$18.60	$15.70	$16.73	$16.39	$13.55
Total ReturnE,F	10.30%	20.84%	(2.31)%	6.11%	24.23%	24.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.68%	.69%	.71%	.74%
Expenses net of fee waivers, if any	.67%I	.67%	.68%	.68%	.71%	.74%
Expenses net of all reductions	.67%I	.67%	.68%	.68%	.71%	.74%
Net investment income (loss)	1.43%I	1.57%	1.73%	1.47%	1.43%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$154,089	$153,622	$148,414	$186,637	$674,416	$312,814
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.14	.31	.29	.27	.21
Net realized and unrealized gain (loss)	1.57	2.94	(.66)	.72	2.20
Total from investment operations	1.71	3.25	(.37)	.99	2.41
Distributions from net investment income	(.31)	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.88)C	(.37)	(.67)	(.70)	(.32)D
Net asset value, end of period	$17.36	$18.53	$15.65	$16.69	$16.40
Total ReturnE,F	10.45%	20.96%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.53%	.54%	.54%	.54%I
Expenses net of fee waivers, if any	.53%I	.53%	.54%	.54%	.54%I
Expenses net of all reductions	.53%I	.53%	.53%	.54%	.54%I
Net investment income (loss)	1.56%I	1.71%	1.88%	1.61%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$348,809	$318,575	$2,414	$2,449	$117
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.88 per share is comprised of distributions from net investment income of $.313 and distributions from net realized gain of $2.562 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$933,703,021
Gross unrealized depreciation	(48,432,078)
Net unrealized appreciation (depreciation)	$885,270,943
Tax cost	$1,727,603,472

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $7,182,597 in this Subsidiary, representing .28% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,253,939 and $383,033,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$75,949	$1,593
Class M	.25%	.25%	70,314	–
Class C	.75%	.25%	169,585	17,559
			$315,848	$19,152

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,310
Class M	1,196
Class C(a)	1,231
$16,737

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$61,331.20
Class M	28,899.21
Class C	34,103.20
Mega Cap Stock	1,708,730.20
Class I	140,010.18
Class Z	76,990.05
	$2,050,063

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,818 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$22,106,300	1.34%	$8,240

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,369.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,422 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,384. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,924 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,109.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Class A	$796,861	$899,180
Class M	298,321	291,257
Class C	202,655	185,391
Mega Cap Stock	25,922,901	48,569,058
Class I	2,395,397	2,230,910
Class Z	5,718,363	40,402
Total	$35,334,498	$52,216,198
From net realized gain
Class A	$8,449,639	$344,305
Class M	3,919,912	137,941
Class C	4,788,475	163,362
Mega Cap Stock	224,982,402	15,922,546
Class I	21,104,231	711,666
Class Z	45,343,842	11,608
Total	$308,588,501	$17,291,428

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Class A
Shares sold	457,115	1,038,892	$7,842,205	$18,074,597
Reinvestment of distributions	559,889	70,692	9,203,300	1,204,625
Shares redeemed	(623,215)	(2,254,920)	(10,608,382)	(39,387,612)
Net increase (decrease)	393,789	(1,145,336)	$6,437,123	$(20,108,390)
Class M
Shares sold	82,612	351,517	$1,414,717	$6,011,579
Reinvestment of distributions	255,533	24,971	4,196,936	425,997
Shares redeemed	(205,717)	(523,179)	(3,527,475)	(8,962,447)
Net increase (decrease)	132,428	(146,691)	$2,084,178	$(2,524,871)
Class C
Shares sold	76,730	321,807	$1,309,665	$5,527,295
Reinvestment of distributions	306,537	20,217	4,962,564	342,413
Shares redeemed	(226,146)	(518,468)	(3,860,472)	(8,770,183)
Net increase (decrease)	157,121	(176,444)	$2,411,757	$(2,900,475)
Mega Cap Stock
Shares sold	25,384,106	37,223,324	$440,309,968	$643,884,050
Reinvestment of distributions	14,397,240	3,517,132	239,269,689	60,338,870
Shares redeemed	(13,010,193)	(148,979,826)	(230,669,282)	(2,654,363,774)
Net increase (decrease)	26,771,153	(108,239,370)	$448,910,375	$(1,950,140,854)
Class I
Shares sold	813,082	1,883,800	$14,221,125	$33,590,247
Reinvestment of distributions	1,407,682	170,239	23,366,927	2,921,152
Shares redeemed	(1,647,939)	(3,246,889)	(28,724,789)	(56,705,836)
Net increase (decrease)	572,825	(1,192,850)	$8,863,263	$(20,194,437)
Class Z
Shares sold	1,806,669	17,352,586	$30,550,010	$316,033,855
Reinvestment of distributions	1,742,762	3,045	28,819,243	52,010
Shares redeemed	(643,678)	(320,945)	(10,978,660)	(5,787,246)
Net increase (decrease)	2,905,753	17,034,686	$48,390,593	$310,298,619

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Class A	.94%
Actual		$1,000.00	$1,101.60	$4.98
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Class M	1.19%
Actual		$1,000.00	$1,100.70	$6.30
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class C	1.69%
Actual		$1,000.00	$1,098.10	$8.94
Hypothetical-C		$1,000.00	$1,016.69	$8.59
Mega Cap Stock	.69%
Actual		$1,000.00	$1,102.90	$3.66
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Class I	.67%
Actual		$1,000.00	$1,103.00	$3.55
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Class Z	.53%
Actual		$1,000.00	$1,104.50	$2.81
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked equal to the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGII-SANN-0218
1.855230.110

Fidelity® Mega Cap Stock Fund Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Bank of America Corp.(a)	4.5
Microsoft Corp.(a)	4.3
JPMorgan Chase & Co.(a)	3.9
Citigroup, Inc.(a)	3.4
Apple, Inc.(a)	3.2
Chevron Corp.	2.7
Wells Fargo & Co.	2.6
Comcast Corp. Class A	2.6
ConocoPhillips Co.	2.4
Johnson & Johnson(a)	2.3
31.9

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Financials	21.8
Information Technology	20.9
Health Care	13.7
Energy	12.9
Consumer Staples	9.5

Asset Allocation (% of fund's net assets)

As of December 31, 2017*,**
Stocks	98.7%
Convertible Securities	0.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 8.0%

 ** Written options - (0.1)%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.2%
General Motors Co.	104,900	$4,299,851
Media - 4.1%
Comcast Corp. Class A	1,664,500	66,663,225
The Walt Disney Co.	246,500	26,501,215
Time Warner, Inc.	120,195	10,994,237
Viacom, Inc. Class B (non-vtg.)	84,800	2,612,688
		106,771,365
Multiline Retail - 0.4%
Target Corp. (a)	164,100	10,707,525
Specialty Retail - 2.0%
Lowe's Companies, Inc. (a)	448,100	41,646,414
TJX Companies, Inc.	151,000	11,545,460
		53,191,874

TOTAL CONSUMER DISCRETIONARY		174,970,615

CONSUMER STAPLES - 9.5%
Beverages - 2.0%
PepsiCo, Inc.	105,005	12,592,200
The Coca-Cola Co.	862,100	39,553,148
		52,145,348
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	21,000	3,908,520
CVS Health Corp.	351,100	25,454,750
Kroger Co. (a)	224,600	6,165,270
Wal-Mart Stores, Inc.	306,100	30,227,375
		65,755,915
Food Products - 0.0%
General Mills, Inc.	8,300	492,107
Household Products - 2.4%
Kimberly-Clark Corp.	23,800	2,871,708
Procter & Gamble Co. (a)	533,100	48,981,228
Reckitt Benckiser Group PLC	95,300	8,890,868
		60,743,804
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	18,400	2,341,216
Unilever NV (NY Reg.)	135,800	7,648,256
		9,989,472
Tobacco - 2.2%
Altria Group, Inc.	584,800	41,760,568
British American Tobacco PLC sponsored ADR	241,600	16,184,784
		57,945,352

TOTAL CONSUMER STAPLES		247,071,998

ENERGY - 12.6%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	241,600	7,644,224
Schlumberger Ltd.	47,100	3,174,069
		10,818,293
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	241,600	12,959,424
Apache Corp.	419,905	17,728,389
BP PLC sponsored ADR	157,900	6,636,537
Chevron Corp.	561,700	70,319,223
ConocoPhillips Co.	1,116,100	61,262,729
Exxon Mobil Corp.	65,000	5,436,600
Imperial Oil Ltd.	448,500	13,997,339
Kinder Morgan, Inc.	1,197,500	21,638,825
Phillips 66 Co.	89,400	9,042,810
Suncor Energy, Inc.	1,333,000	48,940,294
The Williams Companies, Inc.	1,310,300	39,951,047
Valero Energy Corp.	104,000	9,558,640
		317,471,857

TOTAL ENERGY		328,290,150

FINANCIALS - 21.8%
Banks - 17.0%
Bank of America Corp. (a)	3,941,000	116,338,318
Citigroup, Inc. (a)	1,192,070	88,701,929
JPMorgan Chase & Co. (a)	945,400	101,101,076
PNC Financial Services Group, Inc. (a)	223,600	32,263,244
U.S. Bancorp	708,300	37,950,714
Wells Fargo & Co.	1,116,930	67,764,143
		444,119,424
Capital Markets - 4.1%
Charles Schwab Corp. (a)	339,400	17,434,978
Goldman Sachs Group, Inc.	41,900	10,674,444
Morgan Stanley	575,800	30,212,226
State Street Corp.	497,700	48,580,497
		106,902,145
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	121,780	9,911,674
MetLife, Inc.	151,900	7,680,064
		17,591,738

TOTAL FINANCIALS		568,613,307

HEALTH CARE - 13.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (b)	117,600	14,063,784
Amgen, Inc.	241,290	41,960,331
Biogen, Inc. (b)	39,500	12,583,515
Gilead Sciences, Inc.	84,110	6,025,640
Intercept Pharmaceuticals, Inc. (b)	31,200	1,822,704
Regeneron Pharmaceuticals, Inc. (b)	17,400	6,541,704
Vertex Pharmaceuticals, Inc. (b)	45,000	6,743,700
		89,741,378
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	10,200	2,183,412
Boston Scientific Corp. (b)	397,300	9,849,067
Danaher Corp.	68,400	6,348,888
Medtronic PLC	171,113	13,817,375
		32,198,742
Health Care Providers & Services - 3.4%
Aetna, Inc.	18,700	3,373,293
Anthem, Inc.	76,400	17,190,764
Cardinal Health, Inc.	111,800	6,849,986
Cigna Corp.	68,900	13,992,901
Express Scripts Holding Co. (b)	62,062	4,632,308
Humana, Inc.	28,300	7,020,381
McKesson Corp.	131,300	20,476,235
UnitedHealth Group, Inc.	64,100	14,131,486
		87,667,354
Pharmaceuticals - 5.6%
Allergan PLC	62,400	10,207,392
AstraZeneca PLC sponsored ADR	213,900	7,422,330
Bayer AG	28,800	3,578,781
Bristol-Myers Squibb Co. (a)	163,850	10,040,728
GlaxoSmithKline PLC sponsored ADR	1,003,700	35,601,239
Johnson & Johnson (a)	423,400	59,157,448
Novartis AG sponsored ADR	51,000	4,281,960
Sanofi SA	87,064	7,495,513
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	479,300	9,082,735
		146,868,126

TOTAL HEALTH CARE		356,475,600

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
General Dynamics Corp.	18,100	3,682,445
The Boeing Co. (a)	47,400	13,978,734
United Technologies Corp.	353,100	45,044,967
		62,706,146
Air Freight & Logistics - 1.6%
FedEx Corp.	47,400	11,828,196
United Parcel Service, Inc. Class B	253,000	30,144,950
		41,973,146
Industrial Conglomerates - 2.0%
General Electric Co.	3,008,500	52,498,325
Road & Rail - 2.8%
CSX Corp. (a)	386,700	21,272,367
Norfolk Southern Corp.	119,100	17,257,590
Union Pacific Corp.	254,790	34,167,339
		72,697,296

TOTAL INDUSTRIALS		229,874,913

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	1,241,800	47,560,940
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A (b)	49,750	52,406,650
Class C (b)	47,026	49,208,006
Facebook, Inc. Class A (b)	40,100	7,076,046
		108,690,702
IT Services - 3.5%
Accenture PLC Class A	37,800	5,786,802
Cognizant Technology Solutions Corp. Class A	143,400	10,184,268
MasterCard, Inc. Class A (a)	132,800	20,100,608
PayPal Holdings, Inc. (b)	103,700	7,634,394
Visa, Inc. Class A	420,000	47,888,400
		91,594,472
Semiconductors & Semiconductor Equipment - 2.0%
Qualcomm, Inc.	809,700	51,836,994
Software - 6.2%
Adobe Systems, Inc. (b)	99,600	17,453,904
Microsoft Corp. (a)	1,317,700	112,716,058
Oracle Corp.	496,300	23,465,064
Salesforce.com, Inc. (b)	19,200	1,962,816
SAP SE sponsored ADR	51,400	5,775,304
		161,373,146
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (a)	500,207	84,650,031

TOTAL INFORMATION TECHNOLOGY		545,706,285

MATERIALS - 2.0%
Chemicals - 2.0%
DowDuPont, Inc.	133,367	9,498,398
LyondellBasell Industries NV Class A	170,800	18,842,656
Monsanto Co.	174,810	20,414,312
PPG Industries, Inc.	20,500	2,394,810
		51,150,176
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR (c)	28,500	1,310,715

TOTAL MATERIALS		52,460,891

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	37,600	5,364,392
Crown Castle International Corp.	7,200	799,272
Equinix, Inc.	6,400	2,900,608
Public Storage	14,700	3,072,300
		12,136,572
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	760,625	40,259,881
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	506,900	19,976,929
TOTAL COMMON STOCKS
(Cost $1,684,281,311)		2,575,837,141

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A 6.125%
(Cost $2,593,525)	50,700	2,949,219

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest)(d)(e)(f)
(Cost $9,242,241)	9,242,241	7,116,526

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.36% (g)	25,776,908	25,782,064
Fidelity Securities Lending Cash Central Fund 1.36% (g)(h)	1,114,558	1,114,781
TOTAL MONEY MARKET FUNDS
(Cost $26,896,735)		26,896,845
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,723,013,812)		2,612,799,731
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,193,781)
NET ASSETS - 100%		$2,610,605,950

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	276	$4,670,748	$185.00	2/16/18	$(31,326)
Bank of America Corp.	Chicago Board Options Exchange	6,270	18,509,040	30.00	1/19/18	(260,205)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	825	5,055,600	65.00	1/19/18	(23,925)
Charles Schwab Corp.	Chicago Board Options Exchange	336	1,726,032	55.00	3/16/18	(31,080)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,205	4,615,150	41.00	3/16/18	(39,765)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,205	4,615,150	40.00	3/16/18	(66,878)
Citigroup, Inc.	Chicago Board Options Exchange	1,148	8,542,268	80.00	2/16/18	(54,530)
CSX Corp.	Chicago Board Options Exchange	605	3,328,105	60.00	2/16/18	(29,343)
CSX Corp.	Chicago Board Options Exchange	602	3,311,602	62.50	2/16/18	(11,438)
Johnson & Johnson	Chicago Board Options Exchange	385	5,379,220	145.00	2/16/18	(34,072)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,430	15,292,420	115.00	3/16/18	(132,990)
Kroger Co.	Chicago Board Options Exchange	223	612,135	28.00	2/16/18	(17,840)
Kroger Co.	Chicago Board Options Exchange	438	1,202,310	29.00	2/16/18	(20,805)
Lowe's Companies, Inc.	Chicago Board Options Exchange	470	4,368,180	85.00	1/19/18	(381,875)
MasterCard, Inc. Class A	Chicago Board Options Exchange	156	2,361,216	150.00	1/19/18	(49,686)
Microsoft Corp.	Chicago Board Options Exchange	605	5,175,170	90.00	2/16/18	(59,592)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	165	2,380,785	145.00	2/16/18	(61,050)
Procter & Gamble Co.	Chicago Board Options Exchange	495	4,548,060	92.50	2/16/18	(64,350)
Target Corp.	Chicago Board Options Exchange	278	1,813,950	65.00	3/16/18	(95,910)
Target Corp.	Chicago Board Options Exchange	278	1,813,950	70.00	3/16/18	(42,673)
The Boeing Co.	Chicago Board Options Exchange	221	6,517,511	300.00	3/16/18	(209,950)
TOTAL WRITTEN OPTIONS						$(1,719,283)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $105,838,602.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,116,526 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,631
Fidelity Securities Lending Cash Central Fund	14,384
Total	$69,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$174,970,615	$174,970,615	$--	$--
Consumer Staples	247,071,998	238,181,130	8,890,868	--
Energy	328,290,150	328,290,150	--	--
Financials	568,613,307	568,613,307	--	--
Health Care	359,424,819	345,401,306	14,023,513	--
Industrials	229,874,913	229,874,913	--	--
Information Technology	545,706,285	545,706,285	--	--
Materials	52,460,891	52,460,891	--	--
Real Estate	12,136,572	12,136,572	--	--
Telecommunication Services	40,259,881	40,259,881	--	--
Utilities	19,976,929	19,976,929	--	--
Other	7,116,526	--	--	7,116,526
Money Market Funds	26,896,845	26,896,845	--	--
Total Investments in Securities:	$2,612,799,731	$2,582,768,824	$22,914,381	$7,116,526
Derivative Instruments:
Liabilities
Written Options	$(1,719,283)	$(1,719,283)	$--	$--
Total Liabilities	$(1,719,283)	$(1,719,283)	$--	$--
Total Derivative Instruments:	$(1,719,283)	$(1,719,283)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,719,283)
Total Equity Risk	0	(1,719,283)
Total Value of Derivatives	$0	$(1,719,283)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,080,510) — See accompanying schedule: Unaffiliated issuers (cost $1,696,117,077)	$2,585,902,886
Fidelity Central Funds (cost $26,896,735)	26,896,845
Total Investment in Securities (cost $1,723,013,812)		$2,612,799,731
Cash		1,596
Restricted cash		66,071
Receivable for investments sold		3,912,316
Receivable for fund shares sold		1,815,144
Dividends receivable		2,641,445
Distributions receivable from Fidelity Central Funds		28,590
Prepaid expenses		3,805
Other receivables		9,729
Total assets		2,621,278,427
Liabilities
Payable for investments purchased	$4,556,378
Payable for fund shares redeemed	1,818,217
Accrued management fee	951,190
Distribution and service plan fees payable	53,792
Written options, at value (premium received $1,793,967)	1,719,283
Other affiliated payables	427,826
Other payables and accrued expenses	29,891
Collateral on securities loaned	1,115,900
Total liabilities		10,672,477
Net Assets		$2,610,605,950
Net Assets consist of:
Paid in capital		$1,712,554,520
Distributions in excess of net investment income		(1,951,165)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,147,555
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,855,040
Net Assets		$2,610,605,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($63,413,173 ÷ 3,671,250 shares)		$17.27
Maximum offering price per share (100/94.25 of $17.27)		$18.32
Class M:
Net Asset Value and redemption price per share ($28,811,300 ÷ 1,668,311 shares)		$17.27
Maximum offering price per share (100/96.50 of $17.27)		$17.90
Class C:
Net Asset Value and offering price per share ($34,798,787 ÷ 2,043,436 shares)(a)		$17.03
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,980,685,119 ÷ 113,623,692 shares)		$17.43
Class I:
Net Asset Value, offering price and redemption price per share ($154,088,690 ÷ 8,833,967 shares)		$17.44
Class Z:
Net Asset Value, offering price and redemption price per share ($348,808,881 ÷ 20,094,715 shares)		$17.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$23,783,351
Income from Fidelity Central Funds		69,015
Total income		23,852,366
Expenses
Management fee	$5,058,682
Transfer agent fees	2,050,063
Distribution and service plan fees	315,848
Accounting and security lending fees	343,091
Custodian fees and expenses	16,577
Independent trustees' fees and expenses	4,419
Registration fees	57,581
Audit	27,840
Legal	6,366
Interest	8,240
Miscellaneous	8,489
Total expenses before reductions	7,897,196
Expense reductions	(28,033)	7,869,163
Net investment income (loss)		15,983,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,679,632
Fidelity Central Funds	(1,212)
Foreign currency transactions	11,532
Written options	1,391,075
Total net realized gain (loss)		83,081,027
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	128,912,917
Fidelity Central Funds	110
Assets and liabilities in foreign currencies	(2,085)
Written options	1,071,744
Total change in net unrealized appreciation (depreciation)		129,982,686
Net gain (loss)		213,063,713
Net increase (decrease) in net assets resulting from operations		$229,046,916

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,983,203	$49,096,205
Net realized gain (loss)	83,081,027	340,272,578
Change in net unrealized appreciation (depreciation)	129,982,686	237,023,573
Net increase (decrease) in net assets resulting from operations	229,046,916	626,392,356
Distributions to shareholders from net investment income	(35,334,498)	(52,216,198)
Distributions to shareholders from net realized gain	(308,588,501)	(17,291,428)
Total distributions	(343,922,999)	(69,507,626)
Share transactions - net increase (decrease)	517,097,289	(1,685,570,408)
Total increase (decrease) in net assets	402,221,206	(1,128,685,678)
Net Assets
Beginning of period	2,208,384,744	3,337,070,422
End of period	$2,610,605,950	$2,208,384,744
Other Information
Undistributed net investment income end of period	$–	$17,400,130
Distributions in excess of net investment income end of period	$(1,951,165)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.42	$15.56	$16.56	$16.32	$13.51	$11.05
Income from Investment Operations
Net investment income (loss)A	.10	.22	.23	.18	.18	.17
Net realized and unrealized gain (loss)	1.55	2.94	(.65)	.71	3.00	2.43
Total from investment operations	1.65	3.16	(.42)	.89	3.18	2.60
Distributions from net investment income	(.24)	(.22)	(.18)	(.17)	(.16)	(.14)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.80)	(.30)B	(.58)	(.65)C	(.37)	(.14)
Net asset value, end of period	$17.27	$18.42	$15.56	$16.56	$16.32	$13.51
Total ReturnD,E,F	10.16%	20.49%	(2.56)%	5.69%	23.88%	23.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.94%	.95%	1.05%	.96%	.98%
Expenses net of fee waivers, if any	.94%I	.94%	.95%	1.05%	.96%	.98%
Expenses net of all reductions	.93%I	.94%	.95%	1.05%	.96%	.98%
Net investment income (loss)	1.16%I	1.30%	1.46%	1.10%	1.19%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$63,413	$60,362	$68,801	$117,385	$77,335	$20,336
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.39	$15.54	$16.57	$16.31	$13.51	$11.05
Income from Investment Operations
Net investment income (loss)A	.08	.18	.19	.16	.14	.14
Net realized and unrealized gain (loss)	1.55	2.93	(.65)	.70	3.00	2.43
Total from investment operations	1.63	3.11	(.46)	.86	3.14	2.57
Distributions from net investment income	(.19)	(.18)	(.16)	(.13)	(.13)	(.11)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.75)	(.26)B	(.57)C	(.60)	(.34)	(.11)
Net asset value, end of period	$17.27	$18.39	$15.54	$16.57	$16.31	$13.51
Total ReturnD,E,F	10.07%	20.17%	(2.83)%	5.53%	23.54%	23.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.19%I	1.20%	1.21%	1.21%	1.22%	1.26%
Expenses net of fee waivers, if any	1.19%I	1.20%	1.21%	1.20%	1.22%	1.26%
Expenses net of all reductions	1.19%I	1.20%	1.20%	1.20%	1.22%	1.26%
Net investment income (loss)	.90%I	1.04%	1.21%	.95%	.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$28,811	$28,248	$26,145	$23,231	$15,728	$8,377
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.13	$15.32	$16.35	$16.12	$13.38	$10.93
Income from Investment Operations
Net investment income (loss)A	.03	.09	.11	.07	.06	.07
Net realized and unrealized gain (loss)	1.54	2.90	(.64)	.71	2.97	2.42
Total from investment operations	1.57	2.99	(.53)	.78	3.03	2.49
Distributions from net investment income	(.11)	(.09)	(.09)	(.08)	(.08)	(.04)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.67)	(.18)	(.50)B	(.55)	(.29)	(.04)
Net asset value, end of period	$17.03	$18.13	$15.32	$16.35	$16.12	$13.38
Total ReturnC,D,E	9.81%	19.59%	(3.32)%	5.05%	22.90%	22.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.69%	1.70%	1.70%	1.71%	1.75%
Expenses net of fee waivers, if any	1.69%H	1.69%	1.70%	1.70%	1.71%	1.75%
Expenses net of all reductions	1.68%H	1.69%	1.69%	1.70%	1.71%	1.75%
Net investment income (loss)	.41%H	.55%	.72%	.45%	.43%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$34,799	$34,205	$31,605	$34,790	$16,600	$7,938
Portfolio turnover rateI	33%H	25%	25%	22%J	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$15.68	$16.72	$16.44	$13.60	$11.11
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.24	.22	.20
Net realized and unrealized gain (loss)	1.57	2.97	(.66)	.72	3.02	2.46
Total from investment operations	1.69	3.24	(.39)	.96	3.24	2.66
Distributions from net investment income	(.27)	(.26)	(.25)	(.21)	(.19)	(.17)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.84)B	(.34)C	(.65)	(.68)	(.40)	(.17)
Net asset value, end of period	$17.43	$18.58	$15.68	$16.72	$16.44	$13.60
Total ReturnD,E	10.29%	20.87%	(2.36)%	6.13%	24.18%	24.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.68%	.69%	.67%	.68%	.70%
Expenses net of fee waivers, if any	.69%H	.68%	.69%	.67%	.68%	.70%
Expenses net of all reductions	.69%H	.68%	.68%	.67%	.68%	.70%
Net investment income (loss)	1.41%H	1.56%	1.73%	1.48%	1.47%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,980,685	$1,613,374	$3,059,691	$3,300,700	$2,860,197	$2,214,592
Portfolio turnover rateI	33%H	25%	25%	22%J	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $2.562 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.60	$15.70	$16.73	$16.39	$13.55	$11.08
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.24	.22	.20
Net realized and unrealized gain (loss)	1.57	2.97	(.65)	.72	3.02	2.44
Total from investment operations	1.69	3.24	(.38)	.96	3.24	2.64
Distributions from net investment income	(.29)	(.26)	(.24)	(.15)	(.18)	(.17)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)	–
Total distributions	(2.85)	(.34)B	(.65)C	(.62)	(.40)D	(.17)
Net asset value, end of period	$17.44	$18.60	$15.70	$16.73	$16.39	$13.55
Total ReturnE,F	10.30%	20.84%	(2.31)%	6.11%	24.23%	24.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.68%	.69%	.71%	.74%
Expenses net of fee waivers, if any	.67%I	.67%	.68%	.68%	.71%	.74%
Expenses net of all reductions	.67%I	.67%	.68%	.68%	.71%	.74%
Net investment income (loss)	1.43%I	1.57%	1.73%	1.47%	1.43%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$154,089	$153,622	$148,414	$186,637	$674,416	$312,814
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.14	.31	.29	.27	.21
Net realized and unrealized gain (loss)	1.57	2.94	(.66)	.72	2.20
Total from investment operations	1.71	3.25	(.37)	.99	2.41
Distributions from net investment income	(.31)	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.88)C	(.37)	(.67)	(.70)	(.32)D
Net asset value, end of period	$17.36	$18.53	$15.65	$16.69	$16.40
Total ReturnE,F	10.45%	20.96%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.53%	.54%	.54%	.54%I
Expenses net of fee waivers, if any	.53%I	.53%	.54%	.54%	.54%I
Expenses net of all reductions	.53%I	.53%	.53%	.54%	.54%I
Net investment income (loss)	1.56%I	1.71%	1.88%	1.61%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$348,809	$318,575	$2,414	$2,449	$117
Portfolio turnover rateJ	33%I	25%	25%	22%K	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.88 per share is comprised of distributions from net investment income of $.313 and distributions from net realized gain of $2.562 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$933,703,021
Gross unrealized depreciation	(48,432,078)
Net unrealized appreciation (depreciation)	$885,270,943
Tax cost	$1,727,603,472

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $7,182,597 in this Subsidiary, representing .28% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,253,939 and $383,033,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$75,949	$1,593
Class M	.25%	.25%	70,314	–
Class C	.75%	.25%	169,585	17,559
			$315,848	$19,152

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,310
Class M	1,196
Class C(a)	1,231
$16,737

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$61,331.20
Class M	28,899.21
Class C	34,103.20
Mega Cap Stock	1,708,730.20
Class I	140,010.18
Class Z	76,990.05
	$2,050,063

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,818 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$22,106,300	1.34%	$8,240

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,369.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,422 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,384. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,924 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,109.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Class A	$796,861	$899,180
Class M	298,321	291,257
Class C	202,655	185,391
Mega Cap Stock	25,922,901	48,569,058
Class I	2,395,397	2,230,910
Class Z	5,718,363	40,402
Total	$35,334,498	$52,216,198
From net realized gain
Class A	$8,449,639	$344,305
Class M	3,919,912	137,941
Class C	4,788,475	163,362
Mega Cap Stock	224,982,402	15,922,546
Class I	21,104,231	711,666
Class Z	45,343,842	11,608
Total	$308,588,501	$17,291,428

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Class A
Shares sold	457,115	1,038,892	$7,842,205	$18,074,597
Reinvestment of distributions	559,889	70,692	9,203,300	1,204,625
Shares redeemed	(623,215)	(2,254,920)	(10,608,382)	(39,387,612)
Net increase (decrease)	393,789	(1,145,336)	$6,437,123	$(20,108,390)
Class M
Shares sold	82,612	351,517	$1,414,717	$6,011,579
Reinvestment of distributions	255,533	24,971	4,196,936	425,997
Shares redeemed	(205,717)	(523,179)	(3,527,475)	(8,962,447)
Net increase (decrease)	132,428	(146,691)	$2,084,178	$(2,524,871)
Class C
Shares sold	76,730	321,807	$1,309,665	$5,527,295
Reinvestment of distributions	306,537	20,217	4,962,564	342,413
Shares redeemed	(226,146)	(518,468)	(3,860,472)	(8,770,183)
Net increase (decrease)	157,121	(176,444)	$2,411,757	$(2,900,475)
Mega Cap Stock
Shares sold	25,384,106	37,223,324	$440,309,968	$643,884,050
Reinvestment of distributions	14,397,240	3,517,132	239,269,689	60,338,870
Shares redeemed	(13,010,193)	(148,979,826)	(230,669,282)	(2,654,363,774)
Net increase (decrease)	26,771,153	(108,239,370)	$448,910,375	$(1,950,140,854)
Class I
Shares sold	813,082	1,883,800	$14,221,125	$33,590,247
Reinvestment of distributions	1,407,682	170,239	23,366,927	2,921,152
Shares redeemed	(1,647,939)	(3,246,889)	(28,724,789)	(56,705,836)
Net increase (decrease)	572,825	(1,192,850)	$8,863,263	$(20,194,437)
Class Z
Shares sold	1,806,669	17,352,586	$30,550,010	$316,033,855
Reinvestment of distributions	1,742,762	3,045	28,819,243	52,010
Shares redeemed	(643,678)	(320,945)	(10,978,660)	(5,787,246)
Net increase (decrease)	2,905,753	17,034,686	$48,390,593	$310,298,619

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Class A	.94%
Actual		$1,000.00	$1,101.60	$4.98
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Class M	1.19%
Actual		$1,000.00	$1,100.70	$6.30
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class C	1.69%
Actual		$1,000.00	$1,098.10	$8.94
Hypothetical-C		$1,000.00	$1,016.69	$8.59
Mega Cap Stock	.69%
Actual		$1,000.00	$1,102.90	$3.66
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Class I	.67%
Actual		$1,000.00	$1,103.00	$3.55
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Class Z	.53%
Actual		$1,000.00	$1,104.50	$2.81
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked equal to the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GII-SANN-0218
1.714809.121

Fidelity® Series Growth & Income Fund Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Bank of America Corp.(a)	3.6
Microsoft Corp.(a)	3.6
Citigroup, Inc.(a)	3.0
JPMorgan Chase & Co.(a)	3.0
Comcast Corp. Class A	2.2
Apple, Inc.(a)	2.2
Wells Fargo & Co.	2.1
ConocoPhillips Co.	1.9
Chevron Corp.	1.9
State Street Corp.	1.9
25.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Financials	22.8
Information Technology	16.4
Energy	13.1
Health Care	12.4
Industrials	11.9

Asset Allocation (% of fund's net assets)

As of December 31, 2017 *,**
Stocks	98.8%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.5%

 ** Written options - (0.1)%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
		Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.2%
Gentex Corp.		1,053,100	$22,062,445
Hotels, Restaurants & Leisure - 0.4%
Cedar Fair LP (depositary unit)		57,800	3,756,422
DineEquity, Inc.		187,502	9,511,976
Dunkin' Brands Group, Inc.		506,100	32,628,267
Marriott International, Inc. Class A		38,700	5,252,751
			51,149,416
Media - 3.8%
Comcast Corp. Class A		7,410,600	296,794,530
Interpublic Group of Companies, Inc.		2,787,300	56,191,968
Omnicom Group, Inc.		342,700	24,958,841
The Walt Disney Co.		627,300	67,441,023
Time Warner, Inc.		491,700	44,975,799
Viacom, Inc. Class B (non-vtg.)		329,600	10,154,976
			500,517,137
Multiline Retail - 0.6%
Dollar General Corp.		287,700	26,758,977
Macy's, Inc.		477,700	12,033,263
Target Corp. (a)		674,875	44,035,594
			82,827,834
Specialty Retail - 2.7%
L Brands, Inc. (a)		1,335,200	80,405,744
Lowe's Companies, Inc. (a)		1,664,900	154,735,806
Ross Stores, Inc.		418,900	33,616,725
TJX Companies, Inc.		900,000	68,814,000
Williams-Sonoma, Inc. (b)		422,400	21,838,080
			359,410,355

TOTAL CONSUMER DISCRETIONARY			1,015,967,187

CONSUMER STAPLES - 9.6%
Beverages - 2.0%
Coca-Cola European Partners PLC		164,900	6,571,265
Dr. Pepper Snapple Group, Inc.		237,800	23,080,868
Molson Coors Brewing Co. Class B		796,100	65,335,927
The Coca-Cola Co.		3,616,218	165,912,082
			260,900,142
Food & Staples Retailing - 2.3%
CVS Health Corp.		1,747,520	126,695,200
Kroger Co. (a)		2,209,100	60,639,795
Wal-Mart Stores, Inc.		1,218,200	120,297,250
			307,632,245
Food Products - 0.8%
Campbell Soup Co.		506,500	24,367,715
Kellogg Co.		447,900	30,448,242
Snyders-Lance, Inc.		187,600	9,395,008
The J.M. Smucker Co.		366,900	45,583,656
			109,794,621
Household Products - 2.0%
Kimberly-Clark Corp.		304,300	36,716,838
Procter & Gamble Co. (a)		1,906,700	175,187,596
Reckitt Benckiser Group PLC		491,100	45,816,425
			257,720,859
Personal Products - 0.4%
Coty, Inc. Class A		260,500	5,181,345
Unilever NV (NY Reg.)		844,500	47,562,240
			52,743,585
Tobacco - 2.1%
Altria Group, Inc.		2,738,900	195,584,849
British American Tobacco PLC sponsored ADR		1,307,500	87,589,425
			283,174,274

TOTAL CONSUMER STAPLES			1,271,965,726

ENERGY - 12.9%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A		1,536,100	48,602,204
Nabors Industries Ltd.		1,430,100	9,767,583
National Oilwell Varco, Inc.		1,004,700	36,189,294
Oceaneering International, Inc.		1,191,630	25,191,058
Schlumberger Ltd.		41,100	2,769,729
			122,519,868
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.		487,900	26,170,956
Apache Corp.		2,055,641	86,789,163
BP PLC sponsored ADR		254,600	10,700,838
Cabot Oil & Gas Corp.		2,026,100	57,946,460
Cenovus Energy, Inc.		9,931,500	90,702,959
Cenovus Energy, Inc.		67,300	614,449
Chevron Corp.		1,978,835	247,730,354
ConocoPhillips Co.		4,699,580	257,959,946
Golar LNG Ltd.		1,067,172	31,812,397
Imperial Oil Ltd.		2,089,500	65,211,683
Kinder Morgan, Inc.		5,005,600	90,451,192
Legacy Reserves LP (c)		1,718,900	2,767,429
Phillips 66 Co.		234,605	23,730,296
Suncor Energy, Inc.		6,586,400	241,815,720
Teekay LNG Partners LP		692,700	13,957,905
The Williams Companies, Inc.		6,462,357	197,037,265
Valero Energy Corp.		445,100	40,909,141
Williams Partners LP		2,744,091	106,415,849
			1,592,724,002

TOTAL ENERGY			1,715,243,870

FINANCIALS - 22.8%
Banks - 15.4%
Bank of America Corp. (a)		16,253,005	479,788,709
Citigroup, Inc. (a)		5,296,178	394,088,605
Cullen/Frost Bankers, Inc.		29,000	2,744,850
JPMorgan Chase & Co. (a)		3,678,349	393,362,642
M&T Bank Corp.		40,590	6,940,484
PNC Financial Services Group, Inc. (a)		821,024	118,465,553
Regions Financial Corp. (a)		3,646,300	63,008,064
SunTrust Banks, Inc.		2,741,840	177,095,446
U.S. Bancorp		2,387,439	127,918,982
Wells Fargo & Co.		4,638,199	281,399,533
			2,044,812,868
Capital Markets - 6.5%
Apollo Global Management LLC Class A		1,081,900	36,211,193
Charles Schwab Corp. (a)		1,488,681	76,473,543
KKR & Co. LP		3,855,711	81,201,274
Morgan Stanley		2,039,500	107,012,565
Northern Trust Corp. (a)		1,501,351	149,969,951
Oaktree Capital Group LLC Class A		372,500	15,682,250
S&P Global, Inc.		334,300	56,630,420
State Street Corp.		2,501,701	244,191,035
TD Ameritrade Holding Corp.		97,300	4,974,949
The Blackstone Group LP		2,739,400	87,715,588
			860,062,768
Insurance - 0.7%
Marsh & McLennan Companies, Inc.		531,107	43,226,799
MetLife, Inc.		912,400	46,130,944
			89,357,743
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		1,178,064	24,279,899

TOTAL FINANCIALS			3,018,513,278

HEALTH CARE - 12.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (c)		490,700	58,682,813
Amgen, Inc.		1,139,219	198,110,184
Biogen, Inc. (c)		101,500	32,334,855
Gilead Sciences, Inc.		80,320	5,754,125
Intercept Pharmaceuticals, Inc. (c)		184,646	10,787,019
Shire PLC sponsored ADR		159,600	24,757,152
			330,426,148
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.		33,700	7,213,822
Boston Scientific Corp. (c)		938,600	23,267,894
ConvaTec Group PLC (d)		934,200	2,591,992
Danaher Corp.		637,800	59,200,596
Fisher & Paykel Healthcare Corp.		695,247	7,070,554
Medtronic PLC		392,036	31,656,907
ResMed, Inc.		191,800	16,243,542
Steris PLC		107,000	9,359,290
Zimmer Biomet Holdings, Inc.		283,100	34,161,677
			190,766,274
Health Care Providers & Services - 3.7%
Aetna, Inc.		91,300	16,469,607
AmerisourceBergen Corp.		509,500	46,782,290
Anthem, Inc.		331,500	74,590,815
Cardinal Health, Inc.		1,370,900	83,995,043
Cigna Corp.		362,100	73,538,889
Fresenius Medical Care AG & Co. KGaA sponsored ADR		311,900	16,390,345
Humana, Inc.		115,200	28,577,664
McKesson Corp.		527,847	82,317,740
Patterson Companies, Inc.		544,138	19,659,706
UnitedHealth Group, Inc.		226,300	49,890,098
			492,212,197
Pharmaceuticals - 4.5%
Allergan PLC		169,500	27,726,810
AstraZeneca PLC sponsored ADR		1,056,800	36,670,960
Bayer AG		227,200	28,232,608
Bristol-Myers Squibb Co. (a)		208,500	12,776,880
Eisai Co. Ltd.		24,700	1,406,481
GlaxoSmithKline PLC sponsored ADR		5,275,000	187,104,250
Innoviva, Inc. (c)		421,900	5,986,761
Johnson & Johnson (a)		1,380,470	192,879,268
Novartis AG sponsored ADR		76,230	6,400,271
Sanofi SA		404,724	34,843,493
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		3,094,184	58,634,787
			592,662,569

TOTAL HEALTH CARE			1,606,067,188

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.		164,800	33,528,560
Meggitt PLC		374,173	2,436,025
Rolls-Royce Holdings PLC		2,192,800	25,076,357
The Boeing Co. (a)		107,141	31,596,952
United Technologies Corp.		1,516,700	193,485,419
			286,123,313
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc. (a)		752,400	67,031,316
Expeditors International of Washington, Inc.		526,000	34,026,940
United Parcel Service, Inc. Class B		1,071,445	127,662,672
			228,720,928
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		140,800	7,111,808
Ritchie Brothers Auctioneers, Inc. (b)		418,100	12,519,717
			19,631,525
Construction & Engineering - 0.1%
Fluor Corp.		262,600	13,563,290
Electrical Equipment - 0.7%
Acuity Brands, Inc.		247,700	43,595,200
Hubbell, Inc. Class B		342,103	46,300,220
			89,895,420
Industrial Conglomerates - 1.7%
General Electric Co.		12,962,656	226,198,347
Machinery - 1.1%
Donaldson Co., Inc.		247,700	12,124,915
Flowserve Corp.		1,441,300	60,721,969
Snap-On, Inc.		214,300	37,352,490
Wabtec Corp.(b)		393,800	32,067,134
Zardoya Otis SA		209,000	2,287,010
			144,553,518
Professional Services - 0.4%
Intertrust NV (d)		639,700	11,996,713
Nielsen Holdings PLC		1,029,700	37,481,080
			49,477,793
Road & Rail - 2.9%
CSX Corp. (a)		1,950,108	107,275,441
J.B. Hunt Transport Services, Inc. (a)		975,493	112,162,185
Norfolk Southern Corp.		454,334	65,832,997
Union Pacific Corp.		751,400	100,762,740
			386,033,363
Trading Companies & Distributors - 0.9%
Brenntag AG		46,800	2,963,193
Bunzl PLC		215,400	6,025,838
Fastenal Co.		715,100	39,108,819
Howden Joinery Group PLC		394,000	2,483,185
MSC Industrial Direct Co., Inc. Class A		224,900	21,738,834
Watsco, Inc.		291,409	49,551,186
			121,871,055

TOTAL INDUSTRIALS			1,566,068,552

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)		5,037,333	192,929,854
Electronic Equipment & Components - 0.1%
Avnet, Inc.		231,900	9,187,878
Philips Lighting NV (d)		196,000	7,196,220
			16,384,098
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (c)		179,609	189,200,121
Class C (c)		168,365	176,177,136
			365,377,257
IT Services - 3.1%
Accenture PLC Class A		169,300	25,918,137
Cognizant Technology Solutions Corp. Class A		35,800	2,542,516
MasterCard, Inc. Class A (a)		419,100	63,434,976
Paychex, Inc. (a)		1,903,541	129,593,071
Unisys Corp. (b)(c)		1,758,617	14,332,729
Visa, Inc. Class A		1,527,800	174,199,756
			410,021,185
Semiconductors & Semiconductor Equipment - 2.0%
Maxim Integrated Products, Inc.		246,700	12,897,476
Qualcomm, Inc.		3,746,700	239,863,734
United Microelectronics Corp. sponsored ADR		2,553,700	6,103,343
Xilinx, Inc.		106,800	7,200,456
			266,065,009
Software - 4.8%
Micro Focus International PLC		996,572	33,947,512
Microsoft Corp. (a)		5,583,017	477,571,274
Oracle Corp.		1,693,669	80,076,670
SAP SE sponsored ADR		378,700	42,550,732
			634,146,188
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc. (a)		1,735,960	293,776,511

TOTAL INFORMATION TECHNOLOGY			2,178,700,102

MATERIALS - 2.1%
Chemicals - 1.9%
CF Industries Holdings, Inc. (a)		998,400	42,471,936
LyondellBasell Industries NV Class A		752,200	82,982,704
Monsanto Co.		259,021	30,248,472
Potash Corp. of Saskatchewan, Inc.		3,219,600	66,031,255
PPG Industries, Inc.		43,100	5,034,942
The Scotts Miracle-Gro Co. Class A		194,900	20,852,351
			247,621,660
Containers & Packaging - 0.1%
WestRock Co.		309,100	19,538,211
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)		63,300	2,911,167
Reliance Steel & Aluminum Co.		132,200	11,341,438
			14,252,605

TOTAL MATERIALS			281,412,476

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.		147,100	20,986,757
CoreSite Realty Corp.		248,400	28,292,760
Equinix, Inc.		44,900	20,349,578
Omega Healthcare Investors, Inc. (b)		270,300	7,444,062
Public Storage		147,100	30,743,900
Sabra Health Care REIT, Inc.		471,200	8,844,424
Spirit Realty Capital, Inc.		1,289,600	11,064,768
			127,726,249
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.		3,206,823	169,737,141
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.		3,023,400	119,152,194
PPL Corp.		605,600	18,743,320
Southern Co.		77,900	3,746,211
			141,641,725
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.		233,300	12,014,950

TOTAL UTILITIES			153,656,675

TOTAL COMMON STOCKS
(Cost $10,322,301,991)			13,105,058,444

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%		350,100	20,365,317
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		202,999	10,769,097
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%		85,300	6,725,905

TOTAL CONVERTIBLE PREFERRED STOCKS			37,860,319

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		466,209,900	629,453
TOTAL PREFERRED STOCKS
(Cost $41,424,558)			38,489,772
		Principal Amount(e)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (Cost $11,711,431)(d)	EUR	10,600,000	14,422,804
		Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $25,755,177)		25,755,177	19,831,486

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.36% (i)		129,227,321	129,253,166
Fidelity Securities Lending Cash Central Fund 1.36% (i)(j)		73,707,822	73,722,564
TOTAL MONEY MARKET FUNDS
(Cost $202,968,408)			202,975,730
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $10,604,161,565)			13,380,778,236
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(118,692,628)
NET ASSETS - 100%			$13,262,085,608

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	985	$16,669,155	$185.00	2/16/18	$(111,798)
Bank of America Corp.	Chicago Board Options Exchange	26,960	79,585,920	30.00	1/19/18	(1,118,840)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	1,696	10,393,088	65.00	1/19/18	(49,184)
C.H. Robinson Worldwide, Inc.	Chicago Board Options Exchange	1,147	10,218,623	92.50	2/16/18	(209,327)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	982	4,177,428	40.00	2/16/18	(355,975)
Charles Schwab Corp.	Chicago Board Options Exchange	1,455	7,474,335	55.00	3/16/18	(134,587)
Cisco Systems, Inc.	Chicago Board Options Exchange	5,048	19,333,840	41.00	3/16/18	(166,584)
Cisco Systems, Inc.	Chicago Board Options Exchange	5,048	19,333,840	40.00	3/16/18	(280,164)
Citigroup, Inc.	Chicago Board Options Exchange	5,257	39,117,337	80.00	2/16/18	(249,707)
CSX Corp.	Chicago Board Options Exchange	3,390	18,648,390	60.00	2/16/18	(164,415)
CSX Corp.	Chicago Board Options Exchange	3,395	18,675,895	62.50	2/16/18	(64,505)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	979	11,256,542	120.00	2/16/18	(166,430)
Johnson & Johnson	Chicago Board Options Exchange	1,423	19,882,156	145.00	2/16/18	(125,936)
JPMorgan Chase & Co.	Chicago Board Options Exchange	5,954	63,672,076	115.00	3/16/18	(553,722)
Kroger Co.	Chicago Board Options Exchange	2,399	6,585,255	28.00	2/16/18	(191,920)
Kroger Co.	Chicago Board Options Exchange	4,450	12,215,250	29.00	2/16/18	(211,375)
L Brands, Inc.	Chicago Board Options Exchange	1,372	8,262,184	65.00	2/16/18	(222,950)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1,958	18,197,652	85.00	1/19/18	(1,590,875)
MasterCard, Inc. Class A	Chicago Board Options Exchange	765	11,579,040	150.00	1/19/18	(243,653)
Microsoft Corp.	Chicago Board Options Exchange	2,841	24,301,914	90.00	2/16/18	(279,839)
Northern Trust Corp.	Chicago Board Options Exchange	1,461	14,593,929	110.00	4/20/18	(164,362)
Paychex, Inc.	Chicago Board Options Exchange	2,144	14,596,352	70.00	1/19/18	(64,320)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	767	11,067,043	145.00	2/16/18	(283,790)
Procter & Gamble Co.	Chicago Board Options Exchange	2,019	18,550,572	92.50	2/16/18	(262,470)
Regions Financial Corp.	Chicago Board Options Exchange	3,613	6,243,264	18.00	2/16/18	(133,681)
Target Corp.	Chicago Board Options Exchange	1,365	8,906,625	65.00	3/16/18	(470,925)
Target Corp.	Chicago Board Options Exchange	1,298	8,469,450	70.00	3/16/18	(199,243)
The Boeing Co.	Chicago Board Options Exchange	547	16,131,577	300.00	3/16/18	(519,650)
TOTAL WRITTEN OPTIONS						$(8,590,227)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $518,138,732.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,207,729 or 0.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,831,486 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$25,755,177

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$538,355
Fidelity Securities Lending Cash Central Fund	145,989
Total	$684,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,015,967,187	$1,015,967,187	$--	$--
Consumer Staples	1,271,965,726	1,226,149,301	45,816,425	--
Energy	1,715,243,870	1,715,243,870	--	--
Financials	3,018,513,278	3,018,513,278	--	--
Health Care	1,626,432,505	1,542,991,087	83,441,418	--
Industrials	1,577,467,102	1,566,698,005	10,769,097	--
Information Technology	2,178,700,102	2,178,700,102	--	--
Materials	281,412,476	281,412,476	--	--
Real Estate	127,726,249	127,726,249	--	--
Telecommunication Services	169,737,141	169,737,141	--	--
Utilities	160,382,580	153,656,675	6,725,905	--
Corporate Bonds	14,422,804	--	14,422,804	--
Other	19,831,486	--	--	19,831,486
Money Market Funds	202,975,730	202,975,730	--	--
Total Investments in Securities:	$13,380,778,236	$13,199,771,101	$161,175,649	$19,831,486
Derivative Instruments:
Liabilities
Written Options	$(8,590,227)	$(8,590,227)	$--	$--
Total Liabilities	$(8,590,227)	$(8,590,227)	$--	$--
Total Derivative Instruments:	$(8,590,227)	$(8,590,227)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(8,590,227)
Total Equity Risk	0	(8,590,227)
Total Value of Derivatives	$0	$(8,590,227)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Canada	3.6%
United Kingdom	3.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,607,244) — See accompanying schedule: Unaffiliated issuers (cost $10,401,193,157)	$13,177,802,506
Fidelity Central Funds (cost $202,968,408)	202,975,730
Total Investment in Securities (cost $10,604,161,565)		$13,380,778,236
Restricted cash		180,225
Foreign currency held at value (cost $335,791)		335,791
Receivable for investments sold		15,363,586
Receivable for fund shares sold		86,418
Dividends receivable		15,141,643
Interest receivable		360,800
Distributions receivable from Fidelity Central Funds		149,644
Other receivables		186,183
Total assets		13,412,582,526
Liabilities
Payable to custodian bank	$1,068
Payable for investments purchased	27,362,330
Payable for fund shares redeemed	40,733,192
Written options, at value (premium received $8,729,235)	8,590,227
Other payables and accrued expenses	38,006
Collateral on securities loaned	73,772,095
Total liabilities		150,496,918
Net Assets		$13,262,085,608
Net Assets consist of:
Paid in capital		$10,436,974,108
Distributions in excess of net investment income		(36,950,509)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		85,303,887
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,776,758,122
Net Assets		$13,262,085,608
Series Growth and Income:
Net Asset Value, offering price and redemption price per share ($13,262,085,608 ÷ 842,094,752 shares)		$15.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$150,937,177
Interest		364,081
Income from Fidelity Central Funds		684,344
Total income		151,985,602
Expenses
Custodian fees and expenses	$103,895
Independent trustees' fees and expenses	24,914
Interest	8,774
Miscellaneous	17,231
Total expenses before reductions	154,814
Expense reductions	(41,195)	113,619
Net investment income (loss)		151,871,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,397,210
Fidelity Central Funds	(738)
Foreign currency transactions	123,951
Written options	9,748,957
Total net realized gain (loss)		279,269,380
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	889,259,001
Fidelity Central Funds	7,121
Assets and liabilities in foreign currencies	4,928
Written options	3,342,696
Total change in net unrealized appreciation (depreciation)		892,613,746
Net gain (loss)		1,171,883,126
Net increase (decrease) in net assets resulting from operations		$1,323,755,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,871,983	$180,595,637
Net realized gain (loss)	279,269,380	344,658,166
Change in net unrealized appreciation (depreciation)	892,613,746	1,255,957,577
Net increase (decrease) in net assets resulting from operations	1,323,755,109	1,781,211,380
Distributions to shareholders from net investment income	(228,787,282)	(133,641,340)
Distributions to shareholders from net realized gain	(448,205,547)	(12,492,488)
Total distributions	(676,992,829)	(146,133,828)
Share transactions - net increase (decrease)	125,789,825	2,137,278,446
Total increase (decrease) in net assets	772,552,105	3,772,355,998
Net Assets
Beginning of period	12,489,533,503	8,717,177,505
End of period	$13,262,085,608	$12,489,533,503
Other Information
Undistributed net investment income end of period	$–	$39,964,790
Distributions in excess of net investment income end of period	$(36,950,509)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Growth & Income Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$12.57	$13.67	$13.58	$11.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.26	.24	.25	.24	.09
Net realized and unrealized gain (loss)	1.38	2.38	(.59)	.43	2.29	1.45
Total from investment operations	1.56	2.64	(.35)	.68	2.53	1.54
Distributions from net investment income	(.27)	(.19)	(.26)	(.24)	(.21)	(.01)
Distributions from net realized gain	(.54)	(.02)	(.49)	(.36)	(.27)	–
Total distributions	(.81)	(.21)	(.75)	(.59)C	(.48)	(.01)
Net asset value, end of period	$15.75	$15.00	$12.57	$13.67	$13.58	$11.53
Total ReturnD,E	10.75%	21.15%	(2.56)%	5.21%	22.40%	15.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.56%	.63%	.63%	.66%	.78%H
Expenses net of fee waivers, if any	- %H,I	.56%	.63%	.63%	.66%	.78%H
Expenses net of all reductions	- %H,I	.56%	.63%	.63%	.66%	.77%H
Net investment income (loss)	2.36%H	1.83%	1.89%	1.82%	1.87%	1.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,262,086	$4,904,453	$3,411,837	$3,849,841	$3,910,455	$1,000,854
Portfolio turnover rateJ	40%H	54%K	36%	40%	53%K	80%H

 A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.359 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Growth and Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,228,353,425
Gross unrealized depreciation	(504,494,017)
Net unrealized appreciation (depreciation)	$2,723,859,408
Tax cost	$10,648,328,602

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $20,011,711 in this Subsidiary, representing .15% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,488,417,247 and $2,807,142,632, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $59,903 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$107,577,500	1.47%	$8,774

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, certain affiliated entities (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments and cash valued at $3,024,754,769 in exchange for 201,755,383 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,991 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $101,178. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,989, including $14,059 from securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41,195.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017
From net investment income
Series Growth and Income	$200,634,656	$48,856,189
Class F	28,152,626	84,785,151
Total	$228,787,282	$133,641,340
From net realized gain
Series Growth and Income	$266,448,987	$4,884,467
Class F	181,756,560	7,608,021
Total	$448,205,547	$12,492,488

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017	Six months ended December 31, 2017	Year ended June 30, 2017
Series Growth and Income
Shares sold	564,373,754	97,037,852(a)	$8,244,317,481	$1,440,536,935(a)
Reinvestment of distributions	30,707,720	3,953,948	467,083,643	53,740,656
Shares redeemed	(79,897,355)	(45,528,048)	(1,220,812,477)	(639,527,031)
Net increase (decrease)	515,184,119	55,463,752	$7,490,588,647	$854,750,560
Class F
Shares sold	10,170,158	167,724,008(a)	$153,318,165	$2,478,334,345(a)
Reinvestment of distributions	14,338,215	6,778,501	209,909,186	92,393,172
Shares redeemed	(529,257,587)	(91,118,116)	(7,728,026,173)	(1,288,199,631)
Net increase (decrease)	(504,749,214)	83,384,393	$(7,364,798,822)	$1,282,527,886

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Series Growth and Income	- %C
Actual		$1,000.00	$1,107.50	$-
Hypothetical-D		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through August 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MHT-SANN-0218
1.951032.105

Fidelity Advisor® Series Growth & Income Fund Semi-Annual Report December 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2017

% of fund's net assets
Bank of America Corp.(a)	3.6
Microsoft Corp.(a)	3.6
Citigroup, Inc.(a)	3.0
JPMorgan Chase & Co.(a)	3.0
Comcast Corp. Class A	2.2
Apple, Inc.(a)	2.2
Wells Fargo & Co.	2.1
ConocoPhillips Co.	1.9
Chevron Corp.	1.9
State Street Corp.	1.9
25.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Financials	22.8
Information Technology	16.4
Energy	13.1
Health Care	12.4
Industrials	11.9

Asset Allocation (% of fund's net assets)

As of December 31, 2017*,**
Stocks	98.9%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.6%

 ** Written options - (0.1)%

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.2%
Gentex Corp.	137,900	$2,889,005
Hotels, Restaurants & Leisure - 0.4%
Cedar Fair LP (depositary unit)	7,600	493,924
DineEquity, Inc.	27,200	1,379,856
Dunkin' Brands Group, Inc.	66,400	4,280,808
Marriott International, Inc. Class A	5,100	692,223
		6,846,811
Media - 3.8%
Comcast Corp. Class A	971,480	38,907,774
Interpublic Group of Companies, Inc.	366,000	7,378,560
Omnicom Group, Inc.	45,000	3,277,350
The Walt Disney Co.	82,300	8,848,073
Time Warner, Inc.	64,500	5,899,815
Viacom, Inc. Class B (non-vtg.)	43,300	1,334,073
		65,645,645
Multiline Retail - 0.6%
Dollar General Corp.	37,700	3,506,477
Macy's, Inc.	63,800	1,607,122
Target Corp. (a)	88,563	5,778,736
		10,892,335
Specialty Retail - 2.7%
L Brands, Inc. (a)	175,200	10,550,544
Lowe's Companies, Inc. (a)	218,677	20,323,840
Ross Stores, Inc.	55,000	4,413,750
TJX Companies, Inc.	118,200	9,037,572
Williams-Sonoma, Inc. (b)	55,500	2,869,350
		47,195,056

TOTAL CONSUMER DISCRETIONARY		133,468,852

CONSUMER STAPLES - 9.6%
Beverages - 2.0%
Coca-Cola European Partners PLC	21,600	860,760
Dr. Pepper Snapple Group, Inc.	31,200	3,028,272
Molson Coors Brewing Co. Class B	104,500	8,576,315
The Coca-Cola Co.	474,298	21,760,792
		34,226,139
Food & Staples Retailing - 2.3%
CVS Health Corp.	229,190	16,616,275
Kroger Co. (a)	289,800	7,955,010
Wal-Mart Stores, Inc.	159,600	15,760,500
		40,331,785
Food Products - 0.8%
Campbell Soup Co.	66,500	3,199,315
Kellogg Co.	58,800	3,997,224
Snyders-Lance, Inc.	24,300	1,216,944
The J.M. Smucker Co.	48,100	5,975,944
		14,389,427
Household Products - 2.0%
Kimberly-Clark Corp.	40,000	4,826,400
Procter & Gamble Co. (a)	250,087	22,977,994
Reckitt Benckiser Group PLC	64,500	6,017,429
		33,821,823
Personal Products - 0.4%
Coty, Inc. Class A	34,200	680,238
Unilever NV (NY Reg.)	110,800	6,240,256
		6,920,494
Tobacco - 2.1%
Altria Group, Inc.	359,700	25,686,177
British American Tobacco PLC sponsored ADR	171,700	11,502,183
		37,188,360

TOTAL CONSUMER STAPLES		166,878,028

ENERGY - 12.9%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	201,400	6,372,296
Nabors Industries Ltd.	188,000	1,284,040
National Oilwell Varco, Inc.	131,900	4,751,038
Oceaneering International, Inc.	157,000	3,318,980
Schlumberger Ltd.	5,400	363,906
		16,090,260
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	64,000	3,432,960
Apache Corp.	269,447	11,376,052
BP PLC sponsored ADR	33,400	1,403,802
Cabot Oil & Gas Corp.	265,900	7,604,740
Cenovus Energy, Inc.	1,289,200	11,774,078
Cenovus Energy, Inc.	8,800	80,344
Chevron Corp.	259,688	32,510,341
ConocoPhillips Co.	617,200	33,878,108
Golar LNG Ltd.	140,400	4,185,324
Imperial Oil Ltd.	274,200	8,557,570
Kinder Morgan, Inc.	656,700	11,866,569
Legacy Reserves LP (c)	226,800	365,148
Phillips 66 Co.	30,800	3,115,420
Suncor Energy, Inc.	859,590	31,559,331
Teekay LNG Partners LP	87,600	1,765,140
The Williams Companies, Inc.	847,674	25,845,580
Valero Energy Corp.	58,400	5,367,544
Williams Partners LP	360,780	13,991,048
		208,679,099

TOTAL ENERGY		224,769,359

FINANCIALS - 22.8%
Banks - 15.4%
Bank of America Corp. (a)	2,130,537	62,893,448
Citigroup, Inc. (a)	694,036	51,643,219
Cullen/Frost Bankers, Inc.	3,900	369,135
JPMorgan Chase & Co. (a)	481,988	51,543,797
M&T Bank Corp.	5,100	872,049
PNC Financial Services Group, Inc. (a)	107,644	15,531,953
Regions Financial Corp. (a)	478,500	8,268,480
SunTrust Banks, Inc.	359,850	23,242,712
U.S. Bancorp	313,271	16,785,060
Wells Fargo & Co.	607,900	36,881,293
		268,031,146
Capital Markets - 6.5%
Apollo Global Management LLC Class A	142,100	4,756,087
Charles Schwab Corp. (a)	195,354	10,035,335
KKR & Co. LP	500,178	10,533,749
Morgan Stanley	267,580	14,039,923
Northern Trust Corp. (a)	197,010	19,679,329
Oaktree Capital Group LLC Class A	49,300	2,075,530
S&P Global, Inc.	43,900	7,436,660
State Street Corp.	328,374	32,052,586
TD Ameritrade Holding Corp.	12,900	659,577
The Blackstone Group LP	355,300	11,376,706
		112,645,482
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	69,719	5,674,429
MetLife, Inc.	119,600	6,046,976
		11,721,405
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	155,252	3,199,744

TOTAL FINANCIALS		395,597,777

HEALTH CARE - 12.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (c)	64,400	7,701,596
Amgen, Inc.	149,465	25,991,964
Biogen, Inc. (c)	13,400	4,268,838
Gilead Sciences, Inc.	10,500	752,220
Intercept Pharmaceuticals, Inc. (c)	24,000	1,402,080
Shire PLC sponsored ADR	20,900	3,242,008
		43,358,706
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	4,300	920,458
Boston Scientific Corp. (c)	123,200	3,054,128
ConvaTec Group PLC (d)	123,400	342,380
Danaher Corp.	83,700	7,769,034
Fisher & Paykel Healthcare Corp.	91,949	935,107
Medtronic PLC	51,368	4,147,966
ResMed, Inc.	25,200	2,134,188
Steris PLC	13,800	1,207,086
Zimmer Biomet Holdings, Inc.	37,100	4,476,857
		24,987,204
Health Care Providers & Services - 3.7%
Aetna, Inc.	12,000	2,164,680
AmerisourceBergen Corp.	66,700	6,124,394
Anthem, Inc.	43,500	9,787,935
Cardinal Health, Inc.	179,500	10,997,965
Cigna Corp.	47,500	9,646,775
Fresenius Medical Care AG & Co. KGaA sponsored ADR	40,900	2,149,295
Humana, Inc.	15,100	3,745,857
McKesson Corp.	69,230	10,796,419
Patterson Companies, Inc. (b)	71,372	2,578,670
UnitedHealth Group, Inc.	29,700	6,547,662
		64,539,652
Pharmaceuticals - 4.5%
Allergan PLC	22,200	3,631,476
AstraZeneca PLC sponsored ADR	138,700	4,812,890
Bayer AG	29,800	3,703,045
Bristol-Myers Squibb Co. (a)	27,300	1,672,944
Eisai Co. Ltd.	3,200	182,216
GlaxoSmithKline PLC sponsored ADR	685,740	24,323,198
Innoviva, Inc. (c)	55,800	791,802
Johnson & Johnson (a)	181,174	25,313,631
Novartis AG sponsored ADR	10,032	842,287
Sanofi SA	53,116	4,572,862
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	406,049	7,694,629
		77,540,980

TOTAL HEALTH CARE		210,426,542

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	21,600	4,394,520
Meggitt PLC	49,473	322,090
Rolls-Royce Holdings PLC	287,800	3,291,215
The Boeing Co. (a)	14,179	4,181,529
United Technologies Corp.	199,020	25,388,981
		37,578,335
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc. (a)	98,700	8,793,183
Expeditors International of Washington, Inc.	69,100	4,470,079
United Parcel Service, Inc. Class B	140,660	16,759,639
		30,022,901
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	18,500	934,435
Ritchie Brothers Auctioneers, Inc. (b)	54,900	1,643,943
		2,578,378
Construction & Engineering - 0.1%
Fluor Corp.	35,100	1,812,915
Electrical Equipment - 0.7%
Acuity Brands, Inc.	32,500	5,720,000
Hubbell, Inc. Class B	44,937	6,081,774
		11,801,774
Industrial Conglomerates - 1.7%
General Electric Co.	1,701,266	29,687,092
Machinery - 1.1%
Donaldson Co., Inc.	32,500	1,590,875
Flowserve Corp.	189,100	7,966,783
Snap-On, Inc.	28,100	4,897,830
Wabtec Corp.	51,700	4,209,931
Zardoya Otis SA	27,500	300,922
		18,966,341
Professional Services - 0.4%
Intertrust NV (d)	84,000	1,575,307
Nielsen Holdings PLC	135,100	4,917,640
		6,492,947
Road & Rail - 2.9%
CSX Corp. (a)	256,712	14,121,727
J.B. Hunt Transport Services, Inc. (a)	128,165	14,736,412
Norfolk Southern Corp.	59,580	8,633,142
Union Pacific Corp.	98,400	13,195,440
		50,686,721
Trading Companies & Distributors - 0.9%
Brenntag AG	6,100	386,228
Bunzl PLC	28,300	791,696
Fastenal Co.	93,900	5,135,391
Howden Joinery Group PLC	52,100	328,360
MSC Industrial Direct Co., Inc. Class A	29,400	2,841,804
Watsco, Inc.	38,220	6,498,929
		15,982,408

TOTAL INDUSTRIALS		205,609,812

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	661,540	25,336,982
Electronic Equipment& Components - 0.1%
Avnet, Inc.	29,600	1,172,752
Philips Lighting NV (d)	24,700	906,871
		2,079,623
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (c)	23,559	24,817,051
Class C (c)	22,134	23,161,018
		47,978,069
IT Services - 3.1%
Accenture PLC Class A	22,200	3,398,598
Cognizant Technology Solutions Corp. Class A	4,700	333,794
MasterCard, Inc. Class A (a)	55,050	8,332,368
Paychex, Inc. (a)	249,514	16,986,913
Unisys Corp. (b)(c)	222,000	1,809,300
Visa, Inc. Class A	200,480	22,858,730
		53,719,703
Semiconductors & Semiconductor Equipment - 2.0%
Maxim Integrated Products, Inc.	32,800	1,714,784
Qualcomm, Inc.	492,010	31,498,480
United Microelectronics Corp. sponsored ADR	335,600	802,084
Xilinx, Inc.	14,000	943,880
		34,959,228
Software - 4.8%
Micro Focus International PLC	130,768	4,454,518
Microsoft Corp. (a)	732,208	62,633,072
Oracle Corp.	222,313	10,510,959
SAP SE sponsored ADR	49,800	5,595,528
		83,194,077
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc. (a)	228,006	38,585,455

TOTAL INFORMATION TECHNOLOGY		285,853,137

MATERIALS - 2.1%
Chemicals - 1.9%
CF Industries Holdings, Inc. (a)	130,400	5,547,216
LyondellBasell Industries NV Class A	98,700	10,888,584
Monsanto Co.	34,014	3,972,155
Potash Corp. of Saskatchewan, Inc.	427,710	8,771,968
PPG Industries, Inc.	5,700	665,874
The Scotts Miracle-Gro Co. Class A	25,600	2,738,944
		32,584,741
Containers & Packaging - 0.1%
WestRock Co.	40,600	2,566,326
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	8,300	381,717
Reliance Steel & Aluminum Co.	17,400	1,492,746
		1,874,463

TOTAL MATERIALS		37,025,530

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	19,300	2,753,531
CoreSite Realty Corp.	32,600	3,713,140
Equinix, Inc.	5,900	2,673,998
Omega Healthcare Investors, Inc.	34,400	947,376
Public Storage	19,300	4,033,700
Sabra Health Care REIT, Inc.	61,800	1,159,986
Spirit Realty Capital, Inc.	169,200	1,451,736
		16,733,467
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	420,559	22,260,188
UTILITIES - 1.2%
Electric Utilities - 1.1%
Exelon Corp.	396,800	15,637,888
PPL Corp.	79,500	2,460,525
Southern Co.	10,300	495,327
		18,593,740
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	30,100	1,550,150

TOTAL UTILITIES		20,143,890

TOTAL COMMON STOCKS
(Cost $1,364,740,830)		1,718,766,582

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%	45,900	2,670,003
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	26,600	1,411,130
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	10,600	835,810

TOTAL CONVERTIBLE PREFERRED STOCKS		4,916,943

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	59,039,470	79,712
TOTAL PREFERRED STOCKS
(Cost $5,409,603)		4,996,655
	Principal Amount(e)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $1,566,118)	EUR 1,400,000	1,904,899
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumables - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $3,197,358)	3,197,358	2,461,966

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.36% (i)	18,781,679	18,785,436
Fidelity Securities Lending Cash Central Fund 1.36% (i)(j)	14,876,127	14,879,102
TOTAL MONEY MARKET FUNDS
(Cost $33,663,051)		33,664,538
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,408,576,960)		1,761,794,640
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(24,047,929)
NET ASSETS - 100%		$1,737,746,711

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	129	$2,183,067	$185.00	2/16/18	$(14,642)
Bank of America Corp.	Chicago Board Options Exchange	3,529	10,417,608	30.00	1/19/18	(146,454)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	222	1,360,416	65.00	1/19/18	(6,438)
C.H. Robinson Worldwide, Inc.	Chicago Board Options Exchange	150	1,336,350	92.50	2/16/18	(27,375)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	131	557,274	40.00	2/16/18	(47,488)
Charles Schwab Corp.	Chicago Board Options Exchange	191	981,167	55.00	3/16/18	(17,668)
Cisco Systems, Inc.	Chicago Board Options Exchange	660	2,527,800	41.00	3/16/18	(21,780)
Cisco Systems, Inc.	Chicago Board Options Exchange	660	2,527,800	40.00	3/16/18	(36,630)
Citigroup, Inc.	Chicago Board Options Exchange	689	5,126,849	80.00	2/16/18	(32,728)
CSX Corp.	Chicago Board Options Exchange	443	2,436,943	60.00	2/16/18	(21,486)
CSX Corp.	Chicago Board Options Exchange	441	2,425,941	62.50	2/16/18	(8,379)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	128	1,471,744	120.00	2/16/18	(21,760)
Johnson & Johnson	Chicago Board Options Exchange	185	2,584,820	145.00	2/16/18	(16,373)
JPMorgan Chase & Co.	Chicago Board Options Exchange	779	8,330,626	115.00	3/16/18	(72,447)
Kroger Co.	Chicago Board Options Exchange	315	864,675	28.00	2/16/18	(25,200)
Kroger Co.	Chicago Board Options Exchange	582	1,597,590	29.00	2/16/18	(27,645)
L Brands, Inc.	Chicago Board Options Exchange	179	1,077,938	65.00	2/16/18	(29,088)
Lowe's Companies, Inc.	Chicago Board Options Exchange	257	2,388,558	85.00	1/19/18	(208,813)
MasterCard, Inc. Class A	Chicago Board Options Exchange	100	1,513,600	150.00	1/19/18	(31,850)
Microsoft Corp.	Chicago Board Options Exchange	372	3,182,088	90.00	2/16/18	(36,642)
Northern Trust Corp.	Chicago Board Options Exchange	192	1,917,888	110.00	4/20/18	(21,600)
Paychex, Inc.	Chicago Board Options Exchange	284	1,933,472	70.00	1/19/18	(8,520)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	100	1,442,900	145.00	2/16/18	(37,000)
Procter & Gamble Co.	Chicago Board Options Exchange	265	2,434,820	92.50	2/16/18	(34,450)
Regions Financial Corp.	Chicago Board Options Exchange	474	819,072	18.00	2/16/18	(17,538)
Target Corp.	Chicago Board Options Exchange	179	1,167,975	65.00	3/16/18	(61,751)
Target Corp.	Chicago Board Options Exchange	170	1,109,250	70.00	3/16/18	(26,095)
The Boeing Co.	Chicago Board Options Exchange	71	2,093,861	300.00	3/16/18	(67,450)
TOTAL WRITTEN OPTIONS						$(1,125,290)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $67,812,092.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,729,457 or 0.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,461,966 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/5/17	$3,197,358

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,914
Fidelity Securities Lending Cash Central Fund	41,923
Total	$109,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$133,468,852	$133,468,852	$--	$--
Consumer Staples	166,878,028	160,860,599	6,017,429	--
Energy	224,769,359	224,769,359	--	--
Financials	395,597,777	395,597,777	--	--
Health Care	213,096,545	202,150,635	10,945,910	--
Industrials	207,100,654	205,689,524	1,411,130	--
Information Technology	285,853,137	285,853,137	--	--
Materials	37,025,530	37,025,530	--	--
Real Estate	16,733,467	16,733,467	--	--
Telecommunication Services	22,260,188	22,260,188	--	--
Utilities	20,979,700	20,143,890	835,810	--
Corporate Bonds	1,904,899	--	1,904,899	--
Other	2,461,966	--	--	2,461,966
Money Market Funds	33,664,538	33,664,538	--	--
Total Investments in Securities:	$1,761,794,640	$1,738,217,496	$21,115,178	$2,461,966
Derivative Instruments:
Liabilities
Written Options	$(1,125,290)	$(1,125,290)	$--	$--
Total Liabilities	$(1,125,290)	$(1,125,290)	$--	$--
Total Derivative Instruments:	$(1,125,290)	$(1,125,290)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,125,290)
Total Equity Risk	0	(1,125,290)
Total Value of Derivatives	$0	$(1,125,290)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Canada	3.6%
United Kingdom	3.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,417,860) — See accompanying schedule: Unaffiliated issuers (cost $1,374,913,909)	$1,728,130,102
Fidelity Central Funds (cost $33,663,051)	33,664,538
Total Investment in Securities (cost $1,408,576,960)		$1,761,794,640
Cash		5,778
Restricted cash		23,183
Foreign currency held at value (cost $43,589)		43,589
Receivable for investments sold		1,863,948
Receivable for fund shares sold		7,200
Dividends receivable		2,005,642
Interest receivable		46,679
Distributions receivable from Fidelity Central Funds		17,961
Other receivables		22,351
Total assets		1,765,830,971
Liabilities
Payable for investments purchased	$3,150,265
Payable for fund shares redeemed	8,912,180
Written options, at value (premium received $1,142,625)	1,125,290
Other payables and accrued expenses	17,469
Collateral on securities loaned	14,879,056
Total liabilities		28,084,260
Net Assets		$1,737,746,711
Net Assets consist of:
Paid in capital		$1,379,332,945
Distributions in excess of net investment income		(4,593,041)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,771,683
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		353,235,124
Net Assets, for 111,904,352 shares outstanding		$1,737,746,711
Net Asset Value, offering price and redemption price per share ($1,737,746,711 ÷ 111,904,352 shares)		$15.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Dividends		$19,954,905
Interest		47,032
Income from Fidelity Central Funds		109,837
Total income		20,111,774
Expenses
Custodian fees and expenses	$37,461
Independent trustees' fees and expenses	3,272
Interest	1,528
Miscellaneous	2,494
Total expenses before reductions	44,755
Expense reductions	(29,030)	15,725
Net investment income (loss)		20,096,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,665,216
Fidelity Central Funds	(826)
Foreign currency transactions	15,639
Written options	1,254,250
Total net realized gain (loss)		33,934,279
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	119,511,723
Fidelity Central Funds	1,426
Assets and liabilities in foreign currencies	1,468
Written options	405,217
Total change in net unrealized appreciation (depreciation)		119,919,834
Net gain (loss)		153,854,113
Net increase (decrease) in net assets resulting from operations		$173,950,162

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,096,049	$21,238,765
Net realized gain (loss)	33,934,279	51,187,058
Change in net unrealized appreciation (depreciation)	119,919,834	148,998,150
Net increase (decrease) in net assets resulting from operations	173,950,162	221,423,973
Distributions to shareholders from net investment income	(29,722,506)	(16,048,453)
Distributions to shareholders from net realized gain	(63,783,542)	(3,590,086)
Total distributions	(93,506,048)	(19,638,539)
Share transactions
Proceeds from sales of shares	81,230,448	616,483,504
Reinvestment of distributions	93,506,048	19,638,538
Cost of shares redeemed	(163,503,801)	(289,554,483)
Net increase (decrease) in net assets resulting from share transactions	11,232,695	346,567,559
Total increase (decrease) in net assets	91,676,809	548,352,993
Net Assets
Beginning of period	1,646,069,902	1,097,716,909
End of period	$1,737,746,711	$1,646,069,902
Other Information
Undistributed net investment income end of period	$–	$5,033,416
Distributions in excess of net investment income end of period	$(4,593,041)	$–
Shares
Sold	5,421,654	42,126,779
Issued in reinvestment of distributions	6,333,492	1,475,031
Redeemed	(10,820,652)	(20,778,520)
Net increase (decrease)	934,494	22,823,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Growth & Income Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$14.83	$12.45	$13.71	$13.73	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.25	.23	.25	.23	.08
Net realized and unrealized gain (loss)	1.36	2.36	(.60)	.45	2.33	1.50
Total from investment operations	1.54	2.61	(.37)	.70	2.56	1.58
Distributions from net investment income	(.27)	(.19)	(.25)	(.23)	(.15)	(.01)
Distributions from net realized gain	(.57)	(.04)	(.64)	(.49)	(.25)	–
Total distributions	(.84)	(.23)	(.89)	(.72)	(.40)	(.01)
Net asset value, end of period	$15.53	$14.83	$12.45	$13.71	$13.73	$11.57
Total ReturnC,D	10.76%	21.18%	(2.75)%	5.29%	22.48%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.59%	.67%	.67%	.69%	.84%G
Expenses net of fee waivers, if any	- %G,H	.59%	.67%	.67%	.69%	.84%G
Expenses net of all reductions	- %G,H	.59%	.67%	.67%	.69%	.83%G
Net investment income (loss)	2.37%G	1.80%	1.86%	1.80%	1.83%	1.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,737,747	$1,646,070	$1,097,717	$1,274,776	$1,357,854	$169,956
Portfolio turnover rateI	39%G	58%J	33%	38%	60%J	50%G

 A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Advisor Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, future transactions, market discount, partnerships, passive foreign investment companies (PFIC), certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$411,646,074
Gross unrealized depreciation	(63,530,318)
Net unrealized appreciation (depreciation)	$348,115,756
Tax cost	$1,413,696,219

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,485,149 in this Subsidiary, representing .14% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,783,047 and $372,087,673, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,792,400	1.41%	$1,528

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, certain affiliated entities (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments and cash valued at $504,085,301 in exchange for 34,036,820 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,195 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $312,732. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,923, including $1,217 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,769 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $76.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5,185.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Actual	- %	$1,000.00	$1,107.60	$-
Hypothetical-C		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through August 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AMHTI-SANN-0218
1.950944.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 22, 2018